UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2017

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Lifetime Funds
(Institutional, Investor (formerly Class T), Service (formerly Class T1) and Class L)
Annual Report
December 31, 2017
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of each Fund. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

Great-West Lifetime 2015 Fund
Management Discussion
2017 was marked by some of the lowest overall market volatility that we’ve seen in years. Globally, equity markets posted strong returns while fixed income continued to trend upward despite the prevailing low yield environment. International equity markets roared back after three years of lackluster returns, and emerging markets posted their strongest performance since 2009. Fixed Income realized modest returns over the year, but was largely overshadowed by riskier asset classes as equities attracted investors on the expectations of broad tax reform, coupled with strong earnings growth expectations.
The first quarter started with domestic equities continuing their upward climb as a result of the 2016 U.S. Presidential election tailwinds. As the year progressed, broad equity markets continued to reach new highs and continually set records along the way. With respect to style tilts, growth stocks outperformed value stocks, continuing a trend persistent throughout 2017. As of December 31, 2017, the Russell 1000® Growth Index has outperformed the Russell 1000® Value Index across 1-, 3-, 5-, and 10-year trailing periods. In similar fashion, the Russell 2000® Growth Index outperformed the Russell 2000® Value Index across the same time periods. However, in contrast to 2016, where small cap stocks provided the most impressive returns, large-cap stocks outperformed in 2017. The S&P 500® Index continued to hit record highs in 2017 and ended the year up 21.83%, as a result of continued upward-trending indicators of economic growth in the U.S., capped by a large surge in the fourth quarter due to the passage of tax reform by congress. The MSCI EAFE® Index, which tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, returned 25.03% as global growth accelerated. The MSCI Emerging Markets® Index, which tracks returns of companies domiciled in emerging markets countries across Eastern Europe, Latin America, Asia, and Africa/Middle East regions, ended the year up 37.28%. The asset class advanced with a strong first quarter thanks to firm economic data in Asia, and diminished concerns over potential U.S. trade policy changes. On the fixed income side, the Bloomberg Barclays US Aggregate Bond Index ended the year up 3.54%, posting modest gains over every quarter.
Over the course of the year, the U.S. Treasury yield curve flattened significantly, as short term yields shifted upward while longer-dated Treasuries fell. The shift occurred most noticeably in the second half of the year, when 1-month T-Bills rose from 0.84% to 1.28% as the yields adjusted to the U.S. Federal Reserve’s rate decisions, and the 30-year fell from 2.84% to 2.74%. Although the curve has flattened materially, it is not yet approaching an inverted position where short-term rates are higher than long-term rates. An inverted yield curve has often served as a harbinger of an upcoming economic recession.
The 10-year Treasury yield began the year at 2.45%, and ended the year 0.05% lower at 2.40%. After initially holding steady and even climbing in the first quarter, yields dipped to as low as 2.05% in September reflecting the low inflation prints and despite several Federal Reserve rate hikes that occurred during the year. However, by the end of the year rates recovered to slightly below where they were at the beginning of the year.
The Federal Reserve raised their widely-watched Federal Funds Rate three times in 2017, as economic conditions continued to show improve in the U.S. These rate hikes were enacted even though inflation remained stubbornly below the Federal Reserve’s stated target rate of 2%. At the end of the year, the Federal Funds target range was 1.25% - 1.5% following a December rate hike of 0.25%. The Federal Reserve expects inflation to pick up slightly in 2018, with expectations that the headline rate will stabilize at around 2%. With Jerome Powell’s recent confirmation as Federal Reserve Chairman, we expect the Federal Reserve to follow a path similar to what we have seen under former chair Janet Yellen. The Federal Reserve has emphasized that it will continue to remain data dependent in its rate decisions.
After brief divergence in tactical policy moves from the Federal Reserve, the European Central Bank (“ECB”) is moving back in line with the Federal Reserve as they look to end their own quantitative easing program. In October, the ECB announced that they would cut their Asset Purchase Programme by half, reducing the pace from €60 billion to €30 billion. These cuts were driven by the strong and improving economic conditions present in around Europe, where equity markets posted the highest calendar year gains since 2009 in the wake of the recovery of the mortgage crisis. However, the ECB’s signaled confidence in the economy continues to be undermined by a lack of inflation, even as their growth outlook has shifted to a more optimistic tone. Stoking inflation remains a recurring theme in global monetary policy as deflationary pressures have persisted worldwide since the housing and mortgage crisis.
U.S. GDP growth in 2017 started off to a slow pace, but quickly got back on track in the second and third quarters. In the first quarter, GDP came in at 1.2% on an annualized basis, which mirrored the start seen in 2016. During the second quarter, however, GDP growth improved to 3.0%, and continued to improve into the third quarter, clocking in at 3.2%.
Arguably the greatest theme in 2017 can be attributed to historically low volatility across markets. The Cboe Volatility Index® (VIX®) index, which is a key measure of market expectations of near-term volatility conveyed by S&P 500® Index option prices, posted the lowest volatility in years. Average volatility in 2017 was 11.09%, while the average from 2004-2017 was significantly higher at 18.49%. This lack of volatility helped pave the way for greater market returns as investors felt confident allocating capital to riskier assets. As the year came to a close, republican-controlled Washington made strides in passing much anticipated tax reform, which sent markets soaring on the anticipation of a significantly lower corporate tax rate, effectively moving from 35% to 21%, as well as broad-based tax cuts for individual taxpayers. Investors positioned with heavy equity allocations, regardless of whether domestic or international, saw substantial gains over the entire year, with domestic equities surging in the fourth quarter. 2017 went into the books as a very strong year for both the global economy and global equity markets. However, we caution that it would be unrealistic for investors to expect these types of returns, on average, in the longer-term.
For the annual period ended December 31, 2017, the Great-West Lifetime 2015 Fund (Institutional Class shares) returned 11.54% relative to 11.39% for the Fund's benchmark, the Morningstar Lifetime Moderate 2015 Index.
The views and opinions in this report were current as of December 31, 2017 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 (inception) through December 31, 2009.

Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2017
	One Year	Five Year	Since Inception(a)(b)(c)
Institutional Class	11.54%	N/A	5.78%
Investor Class	11.13%	6.98%	9.52%
Service Class	10.98%	6.89%	9.44%
Class L	10.83%	N/A	8.73%
(a) Class L inception date was April 22, 2016.
(b) Institutional Class inception date was May 1, 2015.
(c) Investor and Service Class inception date was May 1, 2009.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2017
Asset Class	Percentage of Fund Investments
Bond	46.17%
Large Cap Equity	18.09
International Equity	13.31
Fixed Interest Contract	8.78
Mid Cap Equity	7.46
Real Estate Equity	3.24
Small Cap Equity	2.95
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/17)	(12/31/17)	(07/01/17 – 12/31/17)
Institutional Class
Actual	$1,000.00	$1,051.90	$2.53
Hypothetical (5% return before expenses)	$1,000.00	$1,022.70	$2.50
Investor Class
Actual	$1,000.00	$1,050.70	$4.34
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$4.28
Service Class
Actual	$1,000.00	$1,050.30	$4.86
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.79
Class L
Actual	$1,000.00	$1,048.60	$5.63
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.55
* Expenses are equal to the Fund's annualized expense ratio of 0.49% for the Institutional Class shares, 0.84% for the Investor Class shares, 0.94% for the Service Class shares, and 1.09% for the Class L shares multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2020 Fund
Management Discussion
2017 was marked by some of the lowest overall market volatility that we’ve seen in years. Globally, equity markets posted strong returns while fixed income continued to trend upward despite the prevailing low yield environment. International equity markets roared back after three years of lackluster returns, and emerging markets posted their strongest performance since 2009. Fixed Income realized modest returns over the year, but was largely overshadowed by riskier asset classes as equities attracted investors on the expectations of broad tax reform, coupled with strong earnings growth expectations.
The first quarter started with domestic equities continuing their upward climb as a result of the 2016 U.S. Presidential election tailwinds. As the year progressed, broad equity markets continued to reach new highs and continually set records along the way. With respect to style tilts, growth stocks outperformed value stocks, continuing a trend persistent throughout 2017. As of December 31, 2017, the Russell 1000® Growth Index has outperformed the Russell 1000® Value Index across 1-, 3-, 5-, and 10-year trailing periods. In similar fashion, the Russell 2000® Growth Index outperformed the Russell 2000® Value Index across the same time periods. However, in contrast to 2016, where small cap stocks provided the most impressive returns, large-cap stocks outperformed in 2017. The S&P 500® Index continued to hit record highs in 2017 and ended the year up 21.83%, as a result of continued upward-trending indicators of economic growth in the U.S., capped by a large surge in the fourth quarter due to the passage of tax reform by congress. The MSCI EAFE® Index, which tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, returned 25.03% as global growth accelerated. The MSCI Emerging Markets® Index, which tracks returns of companies domiciled in emerging markets countries across Eastern Europe, Latin America, Asia, and Africa/Middle East regions, ended the year up 37.28%. The asset class advanced with a strong first quarter thanks to firm economic data in Asia, and diminished concerns over potential U.S. trade policy changes. On the fixed income side, the Bloomberg Barclays US Aggregate Bond Index ended the year up 3.54%, posting modest gains over every quarter.
Over the course of the year, the U.S. Treasury yield curve flattened significantly, as short term yields shifted upward while longer-dated Treasuries fell. The shift occurred most noticeably in the second half of the year, when 1-month T-Bills rose from 0.84% to 1.28% as the yields adjusted to the U.S. Federal Reserve’s rate decisions, and the 30-year fell from 2.84% to 2.74%. Although the curve has flattened materially, it is not yet approaching an inverted position where short-term rates are higher than long-term rates. An inverted yield curve has often served as a harbinger of an upcoming economic recession.
The 10-year Treasury yield began the year at 2.45%, and ended the year 0.05% lower at 2.40%. After initially holding steady and even climbing in the first quarter, yields dipped to as low as 2.05% in September reflecting the low inflation prints and despite several Federal Reserve rate hikes that occurred during the year. However, by the end of the year rates recovered to slightly below where they were at the beginning of the year.
The Federal Reserve raised their widely-watched Federal Funds Rate three times in 2017, as economic conditions continued to show improve in the U.S. These rate hikes were enacted even though inflation remained stubbornly below the Federal Reserve’s stated target rate of 2%. At the end of the year, the Federal Funds target range was 1.25% - 1.5% following a December rate hike of 0.25%. The Federal Reserve expects inflation to pick up slightly in 2018, with expectations that the headline rate will stabilize at around 2%. With Jerome Powell’s recent confirmation as Federal Reserve Chairman, we expect the Federal Reserve to follow a path similar to what we have seen under former chair Janet Yellen. The Federal Reserve has emphasized that it will continue to remain data dependent in its rate decisions.
After brief divergence in tactical policy moves from the Federal Reserve, the European Central Bank (“ECB”) is moving back in line with the Federal Reserve as they look to end their own quantitative easing program. In October, the ECB announced that they would cut their Asset Purchase Programme by half, reducing the pace from €60 billion to €30 billion. These cuts were driven by the strong and improving economic conditions present in around Europe, where equity markets posted the highest calendar year gains since 2009 in the wake of the recovery of the mortgage crisis. However, the ECB’s signaled confidence in the economy continues to be undermined by a lack of inflation, even as their growth outlook has shifted to a more optimistic tone. Stoking inflation remains a recurring theme in global monetary policy as deflationary pressures have persisted worldwide since the housing and mortgage crisis.
U.S. GDP growth in 2017 started off to a slow pace, but quickly got back on track in the second and third quarters. In the first quarter, GDP came in at 1.2% on an annualized basis, which mirrored the start seen in 2016. During the second quarter, however, GDP growth improved to 3.0%, and continued to improve into the third quarter, clocking in at 3.2%.
Arguably the greatest theme in 2017 can be attributed to historically low volatility across markets. The Cboe Volatility Index® (VIX®) index, which is a key measure of market expectations of near-term volatility conveyed by S&P 500® Index option prices, posted the lowest volatility in years. Average volatility in 2017 was 11.09%, while the average from 2004-2017 was significantly higher at 18.49%. This lack of volatility helped pave the way for greater market returns as investors felt confident allocating capital to riskier assets. As the year came to a close, republican-controlled Washington made strides in passing much anticipated tax reform, which sent markets soaring on the anticipation of a significantly lower corporate tax rate, effectively moving from 35% to 21%, as well as broad-based tax cuts for individual taxpayers. Investors positioned with heavy equity allocations, regardless of whether domestic or international, saw substantial gains over the entire year, with domestic equities surging in the fourth quarter. 2017 went into the books as a very strong year for both the global economy and global equity markets. However, we caution that it would be unrealistic for investors to expect these types of returns, on average, in the longer-term.
For the annual period ended December 31, 2017, the Great-West Lifetime 2020 Fund (Institutional Class shares) returned 12.81% relative to 12.79% for the Fund's benchmark, the Morningstar Lifetime Moderate 2020 Index.
The views and opinions in this report were current as of December 31, 2017 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2017
	One Year	Five Year	Since Inception(a)
Institutional Class	12.81%	N/A	10.72%
Investor Class	12.43%	N/A	10.37%
Service Class	12.30%	N/A	10.30%
Class L	12.24%	N/A	10.20%
(a) Fund commenced operations on April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2017
Asset Class	Percentage of Fund Investments
Bond	42.29%
Large Cap Equity	20.13
International Equity	15.71
Mid Cap Equity	8.27
Fixed Interest Contract	6.69
Small Cap Equity	3.59
Real Estate Equity	3.32
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/17)	(12/31/17)	(07/01/17 – 12/31/17)
Institutional Class
Actual	$1,000.00	$1,057.40	$2.70
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	$2.65
Investor Class
Actual	$1,000.00	$1,056.10	$4.51
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.43
Service Class
Actual	$1,000.00	$1,055.40	$5.03
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.94
Class L
Actual	$1,000.00	$1,054.40	$5.80
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.70
* Expenses are equal to the Fund's annualized expense ratio of 0.52% for the Institutional Class shares, 0.87% for the Investor Class shares, 0.97% for the Service Class shares, and 1.12% for the Class L shares multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.42%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2025 Fund
Management Discussion
2017 was marked by some of the lowest overall market volatility that we’ve seen in years. Globally, equity markets posted strong returns while fixed income continued to trend upward despite the prevailing low yield environment. International equity markets roared back after three years of lackluster returns, and emerging markets posted their strongest performance since 2009. Fixed Income realized modest returns over the year, but was largely overshadowed by riskier asset classes as equities attracted investors on the expectations of broad tax reform, coupled with strong earnings growth expectations.
The first quarter started with domestic equities continuing their upward climb as a result of the 2016 U.S. Presidential election tailwinds. As the year progressed, broad equity markets continued to reach new highs and continually set records along the way. With respect to style tilts, growth stocks outperformed value stocks, continuing a trend persistent throughout 2017. As of December 31, 2017, the Russell 1000® Growth Index has outperformed the Russell 1000® Value Index across 1-, 3-, 5-, and 10-year trailing periods. In similar fashion, the Russell 2000® Growth Index outperformed the Russell 2000® Value Index across the same time periods. However, in contrast to 2016, where small cap stocks provided the most impressive returns, large-cap stocks outperformed in 2017. The S&P 500® Index continued to hit record highs in 2017 and ended the year up 21.83%, as a result of continued upward-trending indicators of economic growth in the U.S., capped by a large surge in the fourth quarter due to the passage of tax reform by congress. The MSCI EAFE® Index, which tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, returned 25.03% as global growth accelerated. The MSCI Emerging Markets® Index, which tracks returns of companies domiciled in emerging markets countries across Eastern Europe, Latin America, Asia, and Africa/Middle East regions, ended the year up 37.28%. The asset class advanced with a strong first quarter thanks to firm economic data in Asia, and diminished concerns over potential U.S. trade policy changes. On the fixed income side, the Bloomberg Barclays US Aggregate Bond Index ended the year up 3.54%, posting modest gains over every quarter.
Over the course of the year, the U.S. Treasury yield curve flattened significantly, as short term yields shifted upward while longer-dated Treasuries fell. The shift occurred most noticeably in the second half of the year, when 1-month T-Bills rose from 0.84% to 1.28% as the yields adjusted to the U.S. Federal Reserve’s rate decisions, and the 30-year fell from 2.84% to 2.74%. Although the curve has flattened materially, it is not yet approaching an inverted position where short-term rates are higher than long-term rates. An inverted yield curve has often served as a harbinger of an upcoming economic recession.
The 10-year Treasury yield began the year at 2.45%, and ended the year 0.05% lower at 2.40%. After initially holding steady and even climbing in the first quarter, yields dipped to as low as 2.05% in September reflecting the low inflation prints and despite several Federal Reserve rate hikes that occurred during the year. However, by the end of the year rates recovered to slightly below where they were at the beginning of the year.
The Federal Reserve raised their widely-watched Federal Funds Rate three times in 2017, as economic conditions continued to show improve in the U.S. These rate hikes were enacted even though inflation remained stubbornly below the Federal Reserve’s stated target rate of 2%. At the end of the year, the Federal Funds target range was 1.25% - 1.5% following a December rate hike of 0.25%. The Federal Reserve expects inflation to pick up slightly in 2018, with expectations that the headline rate will stabilize at around 2%. With Jerome Powell’s recent confirmation as Federal Reserve Chairman, we expect the Federal Reserve to follow a path similar to what we have seen under former chair Janet Yellen. The Federal Reserve has emphasized that it will continue to remain data dependent in its rate decisions.
After brief divergence in tactical policy moves from the Federal Reserve, the European Central Bank (“ECB”) is moving back in line with the Federal Reserve as they look to end their own quantitative easing program. In October, the ECB announced that they would cut their Asset Purchase Programme by half, reducing the pace from €60 billion to €30 billion. These cuts were driven by the strong and improving economic conditions present in around Europe, where equity markets posted the highest calendar year gains since 2009 in the wake of the recovery of the mortgage crisis. However, the ECB’s signaled confidence in the economy continues to be undermined by a lack of inflation, even as their growth outlook has shifted to a more optimistic tone. Stoking inflation remains a recurring theme in global monetary policy as deflationary pressures have persisted worldwide since the housing and mortgage crisis.
U.S. GDP growth in 2017 started off to a slow pace, but quickly got back on track in the second and third quarters. In the first quarter, GDP came in at 1.2% on an annualized basis, which mirrored the start seen in 2016. During the second quarter, however, GDP growth improved to 3.0%, and continued to improve into the third quarter, clocking in at 3.2%.
Arguably the greatest theme in 2017 can be attributed to historically low volatility across markets. The Cboe Volatility Index® (VIX®) index, which is a key measure of market expectations of near-term volatility conveyed by S&P 500® Index option prices, posted the lowest volatility in years. Average volatility in 2017 was 11.09%, while the average from 2004-2017 was significantly higher at 18.49%. This lack of volatility helped pave the way for greater market returns as investors felt confident allocating capital to riskier assets. As the year came to a close, republican-controlled Washington made strides in passing much anticipated tax reform, which sent markets soaring on the anticipation of a significantly lower corporate tax rate, effectively moving from 35% to 21%, as well as broad-based tax cuts for individual taxpayers. Investors positioned with heavy equity allocations, regardless of whether domestic or international, saw substantial gains over the entire year, with domestic equities surging in the fourth quarter. 2017 went into the books as a very strong year for both the global economy and global equity markets. However, we caution that it would be unrealistic for investors to expect these types of returns, on average, in the longer-term.
For the annual period ended December 31, 2017, the Great-West Lifetime 2025 Fund (Institutional Class shares) returned 14.56% relative to 14.54% for the Fund's benchmark, the Morningstar Lifetime Moderate 2025 Index.
The views and opinions in this report were current as of December 31, 2017 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 (inception) through December 31, 2009.

Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2017
	One Year	Five Year	Since Inception(a)(b)(c)
Institutional Class	14.56%	N/A	6.80%
Investor Class	14.14%	9.02%	11.28%
Service Class	13.96%	8.88%	11.17%
Class L	13.81%	N/A	10.95%
(a) Class L inception date was April 22, 2016.
(b) Institutional Class inception date was May 1, 2015.
(c) Investor and Service Class inception date was May 1, 2009.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2017
Asset Class	Percentage of Fund Investments
Bond	36.00%
Large Cap Equity	23.03
International Equity	19.07
Mid Cap Equity	9.42
Fixed Interest Contract	4.62
Small Cap Equity	4.45
Real Estate Equity	3.41
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/17)	(12/31/17)	(07/01/17 – 12/31/17)
Institutional Class
Actual	$1,000.00	$1,065.50	$2.76
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$2.70
Investor Class
Actual	$1,000.00	$1,063.80	$4.58
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.48
Service Class
Actual	$1,000.00	$1,063.00	$5.10
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.99
Class L
Actual	$1,000.00	$1,062.20	$5.87
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.75
* Expenses are equal to the Fund's annualized expense ratio of 0.53% for the Institutional Class shares, 0.88% for the Investor Class shares, 0.98% for the Service Class shares, and 1.13% for the Class L shares multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2030 Fund
Management Discussion
2017 was marked by some of the lowest overall market volatility that we’ve seen in years. Globally, equity markets posted strong returns while fixed income continued to trend upward despite the prevailing low yield environment. International equity markets roared back after three years of lackluster returns, and emerging markets posted their strongest performance since 2009. Fixed Income realized modest returns over the year, but was largely overshadowed by riskier asset classes as equities attracted investors on the expectations of broad tax reform, coupled with strong earnings growth expectations.
The first quarter started with domestic equities continuing their upward climb as a result of the 2016 U.S. Presidential election tailwinds. As the year progressed, broad equity markets continued to reach new highs and continually set records along the way. With respect to style tilts, growth stocks outperformed value stocks, continuing a trend persistent throughout 2017. As of December 31, 2017, the Russell 1000® Growth Index has outperformed the Russell 1000® Value Index across 1-, 3-, 5-, and 10-year trailing periods. In similar fashion, the Russell 2000® Growth Index outperformed the Russell 2000® Value Index across the same time periods. However, in contrast to 2016, where small cap stocks provided the most impressive returns, large-cap stocks outperformed in 2017. The S&P 500® Index continued to hit record highs in 2017 and ended the year up 21.83%, as a result of continued upward-trending indicators of economic growth in the U.S., capped by a large surge in the fourth quarter due to the passage of tax reform by congress. The MSCI EAFE® Index, which tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, returned 25.03% as global growth accelerated. The MSCI Emerging Markets® Index, which tracks returns of companies domiciled in emerging markets countries across Eastern Europe, Latin America, Asia, and Africa/Middle East regions, ended the year up 37.28%. The asset class advanced with a strong first quarter thanks to firm economic data in Asia, and diminished concerns over potential U.S. trade policy changes. On the fixed income side, the Bloomberg Barclays US Aggregate Bond Index ended the year up 3.54%, posting modest gains over every quarter.
Over the course of the year, the U.S. Treasury yield curve flattened significantly, as short term yields shifted upward while longer-dated Treasuries fell. The shift occurred most noticeably in the second half of the year, when 1-month T-Bills rose from 0.84% to 1.28% as the yields adjusted to the U.S. Federal Reserve’s rate decisions, and the 30-year fell from 2.84% to 2.74%. Although the curve has flattened materially, it is not yet approaching an inverted position where short-term rates are higher than long-term rates. An inverted yield curve has often served as a harbinger of an upcoming economic recession.
The 10-year Treasury yield began the year at 2.45%, and ended the year 0.05% lower at 2.40%. After initially holding steady and even climbing in the first quarter, yields dipped to as low as 2.05% in September reflecting the low inflation prints and despite several Federal Reserve rate hikes that occurred during the year. However, by the end of the year rates recovered to slightly below where they were at the beginning of the year.
The Federal Reserve raised their widely-watched Federal Funds Rate three times in 2017, as economic conditions continued to show improve in the U.S. These rate hikes were enacted even though inflation remained stubbornly below the Federal Reserve’s stated target rate of 2%. At the end of the year, the Federal Funds target range was 1.25% - 1.5% following a December rate hike of 0.25%. The Federal Reserve expects inflation to pick up slightly in 2018, with expectations that the headline rate will stabilize at around 2%. With Jerome Powell’s recent confirmation as Federal Reserve Chairman, we expect the Federal Reserve to follow a path similar to what we have seen under former chair Janet Yellen. The Federal Reserve has emphasized that it will continue to remain data dependent in its rate decisions.
After brief divergence in tactical policy moves from the Federal Reserve, the European Central Bank (“ECB”) is moving back in line with the Federal Reserve as they look to end their own quantitative easing program. In October, the ECB announced that they would cut their Asset Purchase Programme by half, reducing the pace from €60 billion to €30 billion. These cuts were driven by the strong and improving economic conditions present in around Europe, where equity markets posted the highest calendar year gains since 2009 in the wake of the recovery of the mortgage crisis. However, the ECB’s signaled confidence in the economy continues to be undermined by a lack of inflation, even as their growth outlook has shifted to a more optimistic tone. Stoking inflation remains a recurring theme in global monetary policy as deflationary pressures have persisted worldwide since the housing and mortgage crisis.
U.S. GDP growth in 2017 started off to a slow pace, but quickly got back on track in the second and third quarters. In the first quarter, GDP came in at 1.2% on an annualized basis, which mirrored the start seen in 2016. During the second quarter, however, GDP growth improved to 3.0%, and continued to improve into the third quarter, clocking in at 3.2%.
Arguably the greatest theme in 2017 can be attributed to historically low volatility across markets. The Cboe Volatility Index® (VIX®) index, which is a key measure of market expectations of near-term volatility conveyed by S&P 500® Index option prices, posted the lowest volatility in years. Average volatility in 2017 was 11.09%, while the average from 2004-2017 was significantly higher at 18.49%. This lack of volatility helped pave the way for greater market returns as investors felt confident allocating capital to riskier assets. As the year came to a close, republican-controlled Washington made strides in passing much anticipated tax reform, which sent markets soaring on the anticipation of a significantly lower corporate tax rate, effectively moving from 35% to 21%, as well as broad-based tax cuts for individual taxpayers. Investors positioned with heavy equity allocations, regardless of whether domestic or international, saw substantial gains over the entire year, with domestic equities surging in the fourth quarter. 2017 went into the books as a very strong year for both the global economy and global equity markets. However, we caution that it would be unrealistic for investors to expect these types of returns, on average, in the longer-term.
For the annual period ended December 31, 2017, the Great-West Lifetime 2030 Fund (Institutional Class shares) returned 16.60% relative to 16.59% for the Fund's benchmark, the Morningstar Lifetime Moderate 2030 Index.
The views and opinions in this report were current as of December 31, 2017 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2017
	One Year	Five Year	Since Inception(a)
Institutional Class	16.60%	N/A	13.76%
Investor Class	16.18%	N/A	13.38%
Service Class	16.13%	N/A	13.39%
Class L	16.04%	N/A	13.24%
(a) Fund commenced operations on April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2017
Asset Class	Percentage of Fund Investments
Bond	27.11%
Large Cap Equity	26.66
International Equity	23.33
Mid Cap Equity	11.00
Small Cap Equity	5.69
Real Estate Equity	3.49
Fixed Interest Contract	2.72
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/17)	(12/31/17)	(07/01/17 – 12/31/17)
Institutional Class
Actual	$1,000.00	$1,074.70	$2.98
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.91
Investor Class
Actual	$1,000.00	$1,072.40	$4.81
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.69
Service Class
Actual	$1,000.00	$1,072.90	$5.33
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.19
Class L
Actual	$1,000.00	$1,071.80	$6.11
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.95
* Expenses are equal to the Fund's annualized expense ratio of 0.57% for the Institutional Class shares, 0.92% for the Investor Class shares, 1.02% for the Service Class shares, and 1.17% for the Class L shares multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.46%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2035 Fund
Management Discussion
2017 was marked by some of the lowest overall market volatility that we’ve seen in years. Globally, equity markets posted strong returns while fixed income continued to trend upward despite the prevailing low yield environment. International equity markets roared back after three years of lackluster returns, and emerging markets posted their strongest performance since 2009. Fixed Income realized modest returns over the year, but was largely overshadowed by riskier asset classes as equities attracted investors on the expectations of broad tax reform, coupled with strong earnings growth expectations.
The first quarter started with domestic equities continuing their upward climb as a result of the 2016 U.S. Presidential election tailwinds. As the year progressed, broad equity markets continued to reach new highs and continually set records along the way. With respect to style tilts, growth stocks outperformed value stocks, continuing a trend persistent throughout 2017. As of December 31, 2017, the Russell 1000® Growth Index has outperformed the Russell 1000® Value Index across 1-, 3-, 5-, and 10-year trailing periods. In similar fashion, the Russell 2000® Growth Index outperformed the Russell 2000® Value Index across the same time periods. However, in contrast to 2016, where small cap stocks provided the most impressive returns, large-cap stocks outperformed in 2017. The S&P 500® Index continued to hit record highs in 2017 and ended the year up 21.83%, as a result of continued upward-trending indicators of economic growth in the U.S., capped by a large surge in the fourth quarter due to the passage of tax reform by congress. The MSCI EAFE® Index, which tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, returned 25.03% as global growth accelerated. The MSCI Emerging Markets® Index, which tracks returns of companies domiciled in emerging markets countries across Eastern Europe, Latin America, Asia, and Africa/Middle East regions, ended the year up 37.28%. The asset class advanced with a strong first quarter thanks to firm economic data in Asia, and diminished concerns over potential U.S. trade policy changes. On the fixed income side, the Bloomberg Barclays US Aggregate Bond Index ended the year up 3.54%, posting modest gains over every quarter.
Over the course of the year, the U.S. Treasury yield curve flattened significantly, as short term yields shifted upward while longer-dated Treasuries fell. The shift occurred most noticeably in the second half of the year, when 1-month T-Bills rose from 0.84% to 1.28% as the yields adjusted to the U.S. Federal Reserve’s rate decisions, and the 30-year fell from 2.84% to 2.74%. Although the curve has flattened materially, it is not yet approaching an inverted position where short-term rates are higher than long-term rates. An inverted yield curve has often served as a harbinger of an upcoming economic recession.
The 10-year Treasury yield began the year at 2.45%, and ended the year 0.05% lower at 2.40%. After initially holding steady and even climbing in the first quarter, yields dipped to as low as 2.05% in September reflecting the low inflation prints and despite several Federal Reserve rate hikes that occurred during the year. However, by the end of the year rates recovered to slightly below where they were at the beginning of the year.
The Federal Reserve raised their widely-watched Federal Funds Rate three times in 2017, as economic conditions continued to show improve in the U.S. These rate hikes were enacted even though inflation remained stubbornly below the Federal Reserve’s stated target rate of 2%. At the end of the year, the Federal Funds target range was 1.25% - 1.5% following a December rate hike of 0.25%. The Federal Reserve expects inflation to pick up slightly in 2018, with expectations that the headline rate will stabilize at around 2%. With Jerome Powell’s recent confirmation as Federal Reserve Chairman, we expect the Federal Reserve to follow a path similar to what we have seen under former chair Janet Yellen. The Federal Reserve has emphasized that it will continue to remain data dependent in its rate decisions.
After brief divergence in tactical policy moves from the Federal Reserve, the European Central Bank (“ECB”) is moving back in line with the Federal Reserve as they look to end their own quantitative easing program. In October, the ECB announced that they would cut their Asset Purchase Programme by half, reducing the pace from €60 billion to €30 billion. These cuts were driven by the strong and improving economic conditions present in around Europe, where equity markets posted the highest calendar year gains since 2009 in the wake of the recovery of the mortgage crisis. However, the ECB’s signaled confidence in the economy continues to be undermined by a lack of inflation, even as their growth outlook has shifted to a more optimistic tone. Stoking inflation remains a recurring theme in global monetary policy as deflationary pressures have persisted worldwide since the housing and mortgage crisis.
U.S. GDP growth in 2017 started off to a slow pace, but quickly got back on track in the second and third quarters. In the first quarter, GDP came in at 1.2% on an annualized basis, which mirrored the start seen in 2016. During the second quarter, however, GDP growth improved to 3.0%, and continued to improve into the third quarter, clocking in at 3.2%.
Arguably the greatest theme in 2017 can be attributed to historically low volatility across markets. The Cboe Volatility Index® (VIX®) index, which is a key measure of market expectations of near-term volatility conveyed by S&P 500® Index option prices, posted the lowest volatility in years. Average volatility in 2017 was 11.09%, while the average from 2004-2017 was significantly higher at 18.49%. This lack of volatility helped pave the way for greater market returns as investors felt confident allocating capital to riskier assets. As the year came to a close, republican-controlled Washington made strides in passing much anticipated tax reform, which sent markets soaring on the anticipation of a significantly lower corporate tax rate, effectively moving from 35% to 21%, as well as broad-based tax cuts for individual taxpayers. Investors positioned with heavy equity allocations, regardless of whether domestic or international, saw substantial gains over the entire year, with domestic equities surging in the fourth quarter. 2017 went into the books as a very strong year for both the global economy and global equity markets. However, we caution that it would be unrealistic for investors to expect these types of returns, on average, in the longer-term.
For the annual period ended December 31, 2017, the Great-West Lifetime 2035 Fund (Institutional Class shares) returned 18.69% relative to 18.52% for the Fund's benchmark, the Morningstar Lifetime Moderate 2035 Index.
The views and opinions in this report were current as of December 31, 2017 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 (inception) through December 31, 2009.

Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2017
	One Year	Five Year	Since Inception(a)(b)(c)
Institutional Class	18.69%	N/A	8.33%
Investor Class	18.36%	10.78%	12.59%
Service Class	18.13%	10.63%	12.46%
Class L	18.06%	N/A	13.97%
(a) Class L inception date was April 22, 2016.
(b) Institutional Class inception date was May 1, 2015.
(c) Investor and Service Class inception date was May 1, 2009.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2017
Asset Class	Percentage of Fund Investments
Large Cap Equity	30.10%
International Equity	27.90
Bond	18.05
Mid Cap Equity	12.24
Small Cap Equity	6.79
Real Estate Equity	3.57
Fixed Interest Contract	1.35
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/17)	(12/31/17)	(07/01/17 – 12/31/17)
Institutional Class
Actual	$1,000.00	$1,085.60	$3.05
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.96
Investor Class
Actual	$1,000.00	$1,083.50	$4.88
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.74
Service Class
Actual	$1,000.00	$1,082.90	$5.41
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.24
Class L
Actual	$1,000.00	$1,082.20	$6.19
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$6.01
* Expenses are equal to the Fund's annualized expense ratio of 0.58% for the Institutional Class shares, 0.93% for the Investor Class shares, 1.03% for the Service Class shares, and 1.18% for the Class L shares multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.47%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2040 Fund
Management Discussion
2017 was marked by some of the lowest overall market volatility that we’ve seen in years. Globally, equity markets posted strong returns while fixed income continued to trend upward despite the prevailing low yield environment. International equity markets roared back after three years of lackluster returns, and emerging markets posted their strongest performance since 2009. Fixed Income realized modest returns over the year, but was largely overshadowed by riskier asset classes as equities attracted investors on the expectations of broad tax reform, coupled with strong earnings growth expectations.
The first quarter started with domestic equities continuing their upward climb as a result of the 2016 U.S. Presidential election tailwinds. As the year progressed, broad equity markets continued to reach new highs and continually set records along the way. With respect to style tilts, growth stocks outperformed value stocks, continuing a trend persistent throughout 2017. As of December 31, 2017, the Russell 1000® Growth Index has outperformed the Russell 1000® Value Index across 1-, 3-, 5-, and 10-year trailing periods. In similar fashion, the Russell 2000® Growth Index outperformed the Russell 2000® Value Index across the same time periods. However, in contrast to 2016, where small cap stocks provided the most impressive returns, large-cap stocks outperformed in 2017. The S&P 500® Index continued to hit record highs in 2017 and ended the year up 21.83%, as a result of continued upward-trending indicators of economic growth in the U.S., capped by a large surge in the fourth quarter due to the passage of tax reform by congress. The MSCI EAFE® Index, which tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, returned 25.03% as global growth accelerated. The MSCI Emerging Markets® Index, which tracks returns of companies domiciled in emerging markets countries across Eastern Europe, Latin America, Asia, and Africa/Middle East regions, ended the year up 37.28%. The asset class advanced with a strong first quarter thanks to firm economic data in Asia, and diminished concerns over potential U.S. trade policy changes. On the fixed income side, the Bloomberg Barclays US Aggregate Bond Index ended the year up 3.54%, posting modest gains over every quarter.
Over the course of the year, the U.S. Treasury yield curve flattened significantly, as short term yields shifted upward while longer-dated Treasuries fell. The shift occurred most noticeably in the second half of the year, when 1-month T-Bills rose from 0.84% to 1.28% as the yields adjusted to the U.S. Federal Reserve’s rate decisions, and the 30-year fell from 2.84% to 2.74%. Although the curve has flattened materially, it is not yet approaching an inverted position where short-term rates are higher than long-term rates. An inverted yield curve has often served as a harbinger of an upcoming economic recession.
The 10-year Treasury yield began the year at 2.45%, and ended the year 0.05% lower at 2.40%. After initially holding steady and even climbing in the first quarter, yields dipped to as low as 2.05% in September reflecting the low inflation prints and despite several Federal Reserve rate hikes that occurred during the year. However, by the end of the year rates recovered to slightly below where they were at the beginning of the year.
The Federal Reserve raised their widely-watched Federal Funds Rate three times in 2017, as economic conditions continued to show improve in the U.S. These rate hikes were enacted even though inflation remained stubbornly below the Federal Reserve’s stated target rate of 2%. At the end of the year, the Federal Funds target range was 1.25% - 1.5% following a December rate hike of 0.25%. The Federal Reserve expects inflation to pick up slightly in 2018, with expectations that the headline rate will stabilize at around 2%. With Jerome Powell’s recent confirmation as Federal Reserve Chairman, we expect the Federal Reserve to follow a path similar to what we have seen under former chair Janet Yellen. The Federal Reserve has emphasized that it will continue to remain data dependent in its rate decisions.
After brief divergence in tactical policy moves from the Federal Reserve, the European Central Bank (“ECB”) is moving back in line with the Federal Reserve as they look to end their own quantitative easing program. In October, the ECB announced that they would cut their Asset Purchase Programme by half, reducing the pace from €60 billion to €30 billion. These cuts were driven by the strong and improving economic conditions present in around Europe, where equity markets posted the highest calendar year gains since 2009 in the wake of the recovery of the mortgage crisis. However, the ECB’s signaled confidence in the economy continues to be undermined by a lack of inflation, even as their growth outlook has shifted to a more optimistic tone. Stoking inflation remains a recurring theme in global monetary policy as deflationary pressures have persisted worldwide since the housing and mortgage crisis.
U.S. GDP growth in 2017 started off to a slow pace, but quickly got back on track in the second and third quarters. In the first quarter, GDP came in at 1.2% on an annualized basis, which mirrored the start seen in 2016. During the second quarter, however, GDP growth improved to 3.0%, and continued to improve into the third quarter, clocking in at 3.2%.
Arguably the greatest theme in 2017 can be attributed to historically low volatility across markets. The Cboe Volatility Index® (VIX®) index, which is a key measure of market expectations of near-term volatility conveyed by S&P 500® Index option prices, posted the lowest volatility in years. Average volatility in 2017 was 11.09%, while the average from 2004-2017 was significantly higher at 18.49%. This lack of volatility helped pave the way for greater market returns as investors felt confident allocating capital to riskier assets. As the year came to a close, republican-controlled Washington made strides in passing much anticipated tax reform, which sent markets soaring on the anticipation of a significantly lower corporate tax rate, effectively moving from 35% to 21%, as well as broad-based tax cuts for individual taxpayers. Investors positioned with heavy equity allocations, regardless of whether domestic or international, saw substantial gains over the entire year, with domestic equities surging in the fourth quarter. 2017 went into the books as a very strong year for both the global economy and global equity markets. However, we caution that it would be unrealistic for investors to expect these types of returns, on average, in the longer-term.
For the annual period ended December 31, 2017, the Great-West Lifetime 2040 Fund (Institutional Class shares) returned 19.78% relative to 19.87% for the Fund's benchmark, the Morningstar Lifetime Moderate 2040 Index.
The views and opinions in this report were current as of December 31, 2017 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2017
	One Year	Five Year	Since Inception(a)
Institutional Class	19.78%	N/A	16.34%
Investor Class	19.53%	N/A	15.97%
Service Class	19.34%	N/A	15.85%
Class L	19.22%	N/A	15.75%
(a) Fund commenced operations on April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2017
Asset Class	Percentage of Fund Investments
Large Cap Equity	32.16%
International Equity	31.43
Mid Cap Equity	13.05
Bond	11.30
Small Cap Equity	7.83
Real Estate Equity	3.66
Fixed Interest Contract	0.57
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/17)	(12/31/17)	(07/01/17 – 12/31/17)
Institutional Class
Actual	$1,000.00	$1,088.60	$3.11
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$3.01
Investor Class
Actual	$1,000.00	$1,087.10	$4.94
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.79
Service Class
Actual	$1,000.00	$1,086.80	$5.52
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.35
Class L
Actual	$1,000.00	$1,084.70	$6.31
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$6.11
* Expenses are equal to the Fund's annualized expense ratio of 0.59% for the Institutional Class shares, 0.94% for the Investor Class shares, 1.05% for the Service Class shares, and 1.20% for the Class L shares multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.48%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2045 Fund
Management Discussion
2017 was marked by some of the lowest overall market volatility that we’ve seen in years. Globally, equity markets posted strong returns while fixed income continued to trend upward despite the prevailing low yield environment. International equity markets roared back after three years of lackluster returns, and emerging markets posted their strongest performance since 2009. Fixed Income realized modest returns over the year, but was largely overshadowed by riskier asset classes as equities attracted investors on the expectations of broad tax reform, coupled with strong earnings growth expectations.
The first quarter started with domestic equities continuing their upward climb as a result of the 2016 U.S. Presidential election tailwinds. As the year progressed, broad equity markets continued to reach new highs and continually set records along the way. With respect to style tilts, growth stocks outperformed value stocks, continuing a trend persistent throughout 2017. As of December 31, 2017, the Russell 1000® Growth Index has outperformed the Russell 1000® Value Index across 1-, 3-, 5-, and 10-year trailing periods. In similar fashion, the Russell 2000® Growth Index outperformed the Russell 2000® Value Index across the same time periods. However, in contrast to 2016, where small cap stocks provided the most impressive returns, large-cap stocks outperformed in 2017. The S&P 500® Index continued to hit record highs in 2017 and ended the year up 21.83%, as a result of continued upward-trending indicators of economic growth in the U.S., capped by a large surge in the fourth quarter due to the passage of tax reform by congress. The MSCI EAFE® Index, which tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, returned 25.03% as global growth accelerated. The MSCI Emerging Markets® Index, which tracks returns of companies domiciled in emerging markets countries across Eastern Europe, Latin America, Asia, and Africa/Middle East regions, ended the year up 37.28%. The asset class advanced with a strong first quarter thanks to firm economic data in Asia, and diminished concerns over potential U.S. trade policy changes. On the fixed income side, the Bloomberg Barclays US Aggregate Bond Index ended the year up 3.54%, posting modest gains over every quarter.
Over the course of the year, the U.S. Treasury yield curve flattened significantly, as short term yields shifted upward while longer-dated Treasuries fell. The shift occurred most noticeably in the second half of the year, when 1-month T-Bills rose from 0.84% to 1.28% as the yields adjusted to the U.S. Federal Reserve’s rate decisions, and the 30-year fell from 2.84% to 2.74%. Although the curve has flattened materially, it is not yet approaching an inverted position where short-term rates are higher than long-term rates. An inverted yield curve has often served as a harbinger of an upcoming economic recession.
The 10-year Treasury yield began the year at 2.45%, and ended the year 0.05% lower at 2.40%. After initially holding steady and even climbing in the first quarter, yields dipped to as low as 2.05% in September reflecting the low inflation prints and despite several Federal Reserve rate hikes that occurred during the year. However, by the end of the year rates recovered to slightly below where they were at the beginning of the year.
The Federal Reserve raised their widely-watched Federal Funds Rate three times in 2017, as economic conditions continued to show improve in the U.S. These rate hikes were enacted even though inflation remained stubbornly below the Federal Reserve’s stated target rate of 2%. At the end of the year, the Federal Funds target range was 1.25% - 1.5% following a December rate hike of 0.25%. The Federal Reserve expects inflation to pick up slightly in 2018, with expectations that the headline rate will stabilize at around 2%. With Jerome Powell’s recent confirmation as Federal Reserve Chairman, we expect the Federal Reserve to follow a path similar to what we have seen under former chair Janet Yellen. The Federal Reserve has emphasized that it will continue to remain data dependent in its rate decisions.
After brief divergence in tactical policy moves from the Federal Reserve, the European Central Bank (“ECB”) is moving back in line with the Federal Reserve as they look to end their own quantitative easing program. In October, the ECB announced that they would cut their Asset Purchase Programme by half, reducing the pace from €60 billion to €30 billion. These cuts were driven by the strong and improving economic conditions present in around Europe, where equity markets posted the highest calendar year gains since 2009 in the wake of the recovery of the mortgage crisis. However, the ECB’s signaled confidence in the economy continues to be undermined by a lack of inflation, even as their growth outlook has shifted to a more optimistic tone. Stoking inflation remains a recurring theme in global monetary policy as deflationary pressures have persisted worldwide since the housing and mortgage crisis.
U.S. GDP growth in 2017 started off to a slow pace, but quickly got back on track in the second and third quarters. In the first quarter, GDP came in at 1.2% on an annualized basis, which mirrored the start seen in 2016. During the second quarter, however, GDP growth improved to 3.0%, and continued to improve into the third quarter, clocking in at 3.2%.
Arguably the greatest theme in 2017 can be attributed to historically low volatility across markets. The Cboe Volatility Index® (VIX®) index, which is a key measure of market expectations of near-term volatility conveyed by S&P 500® Index option prices, posted the lowest volatility in years. Average volatility in 2017 was 11.09%, while the average from 2004-2017 was significantly higher at 18.49%. This lack of volatility helped pave the way for greater market returns as investors felt confident allocating capital to riskier assets. As the year came to a close, republican-controlled Washington made strides in passing much anticipated tax reform, which sent markets soaring on the anticipation of a significantly lower corporate tax rate, effectively moving from 35% to 21%, as well as broad-based tax cuts for individual taxpayers. Investors positioned with heavy equity allocations, regardless of whether domestic or international, saw substantial gains over the entire year, with domestic equities surging in the fourth quarter. 2017 went into the books as a very strong year for both the global economy and global equity markets. However, we caution that it would be unrealistic for investors to expect these types of returns, on average, in the longer-term.
For the annual period ended December 31, 2017, the Great-West Lifetime 2045 Fund (Institutional Class shares) returned 20.76% relative to 20.53% for the Fund's benchmark, the Morningstar Lifetime Moderate 2045 Index.
The views and opinions in this report were current as of December 31, 2017 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 (inception) through December 31, 2009.

Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2017
	One Year	Five Year	Since Inception(a)(b)(c)
Institutional Class	20.76%	N/A	8.97%
Investor Class	20.43%	11.05%	12.75%
Service Class	20.27%	11.01%	12.68%
Class L	20.14%	N/A	15.35%
(a) Class L inception date was April 22, 2016.
(b) Institutional Class inception date was May 1, 2015.
(c) Investor and Service Class inception date was May 1, 2009.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2017
Asset Class	Percentage of Fund Investments
International Equity	33.74%
Large Cap Equity	32.62
Mid Cap Equity	13.13
Small Cap Equity	8.42
Bond	8.12
Real Estate Equity	3.75
Fixed Interest Contract	0.22
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/17)	(12/31/17)	(07/01/17 – 12/31/17)
Institutional Class
Actual	$1,000.00	$1,094.20	$3.11
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$3.01
Investor Class
Actual	$1,000.00	$1,093.10	$4.96
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.79
Service Class
Actual	$1,000.00	$1,092.70	$5.49
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.30
Class L
Actual	$1,000.00	$1,091.80	$6.27
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$6.06
* Expenses are equal to the Fund's annualized expense ratio of 0.59% for the Institutional Class shares, 0.94% for the Investor Class shares, 1.04% for the Service Class shares, and 1.19% for the Class L shares multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.48%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2050 Fund
Management Discussion
2017 was marked by some of the lowest overall market volatility that we’ve seen in years. Globally, equity markets posted strong returns while fixed income continued to trend upward despite the prevailing low yield environment. International equity markets roared back after three years of lackluster returns, and emerging markets posted their strongest performance since 2009. Fixed Income realized modest returns over the year, but was largely overshadowed by riskier asset classes as equities attracted investors on the expectations of broad tax reform, coupled with strong earnings growth expectations.
The first quarter started with domestic equities continuing their upward climb as a result of the 2016 U.S. Presidential election tailwinds. As the year progressed, broad equity markets continued to reach new highs and continually set records along the way. With respect to style tilts, growth stocks outperformed value stocks, continuing a trend persistent throughout 2017. As of December 31, 2017, the Russell 1000® Growth Index has outperformed the Russell 1000® Value Index across 1-, 3-, 5-, and 10-year trailing periods. In similar fashion, the Russell 2000® Growth Index outperformed the Russell 2000® Value Index across the same time periods. However, in contrast to 2016, where small cap stocks provided the most impressive returns, large-cap stocks outperformed in 2017. The S&P 500® Index continued to hit record highs in 2017 and ended the year up 21.83%, as a result of continued upward-trending indicators of economic growth in the U.S., capped by a large surge in the fourth quarter due to the passage of tax reform by congress. The MSCI EAFE® Index, which tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, returned 25.03% as global growth accelerated. The MSCI Emerging Markets® Index, which tracks returns of companies domiciled in emerging markets countries across Eastern Europe, Latin America, Asia, and Africa/Middle East regions, ended the year up 37.28%. The asset class advanced with a strong first quarter thanks to firm economic data in Asia, and diminished concerns over potential U.S. trade policy changes. On the fixed income side, the Bloomberg Barclays US Aggregate Bond Index ended the year up 3.54%, posting modest gains over every quarter.
Over the course of the year, the U.S. Treasury yield curve flattened significantly, as short term yields shifted upward while longer-dated Treasuries fell. The shift occurred most noticeably in the second half of the year, when 1-month T-Bills rose from 0.84% to 1.28% as the yields adjusted to the U.S. Federal Reserve’s rate decisions, and the 30-year fell from 2.84% to 2.74%. Although the curve has flattened materially, it is not yet approaching an inverted position where short-term rates are higher than long-term rates. An inverted yield curve has often served as a harbinger of an upcoming economic recession.
The 10-year Treasury yield began the year at 2.45%, and ended the year 0.05% lower at 2.40%. After initially holding steady and even climbing in the first quarter, yields dipped to as low as 2.05% in September reflecting the low inflation prints and despite several Federal Reserve rate hikes that occurred during the year. However, by the end of the year rates recovered to slightly below where they were at the beginning of the year.
The Federal Reserve raised their widely-watched Federal Funds Rate three times in 2017, as economic conditions continued to show improve in the U.S. These rate hikes were enacted even though inflation remained stubbornly below the Federal Reserve’s stated target rate of 2%. At the end of the year, the Federal Funds target range was 1.25% - 1.5% following a December rate hike of 0.25%. The Federal Reserve expects inflation to pick up slightly in 2018, with expectations that the headline rate will stabilize at around 2%. With Jerome Powell’s recent confirmation as Federal Reserve Chairman, we expect the Federal Reserve to follow a path similar to what we have seen under former chair Janet Yellen. The Federal Reserve has emphasized that it will continue to remain data dependent in its rate decisions.
After brief divergence in tactical policy moves from the Federal Reserve, the European Central Bank (“ECB”) is moving back in line with the Federal Reserve as they look to end their own quantitative easing program. In October, the ECB announced that they would cut their Asset Purchase Programme by half, reducing the pace from €60 billion to €30 billion. These cuts were driven by the strong and improving economic conditions present in around Europe, where equity markets posted the highest calendar year gains since 2009 in the wake of the recovery of the mortgage crisis. However, the ECB’s signaled confidence in the economy continues to be undermined by a lack of inflation, even as their growth outlook has shifted to a more optimistic tone. Stoking inflation remains a recurring theme in global monetary policy as deflationary pressures have persisted worldwide since the housing and mortgage crisis.
U.S. GDP growth in 2017 started off to a slow pace, but quickly got back on track in the second and third quarters. In the first quarter, GDP came in at 1.2% on an annualized basis, which mirrored the start seen in 2016. During the second quarter, however, GDP growth improved to 3.0%, and continued to improve into the third quarter, clocking in at 3.2%.
Arguably the greatest theme in 2017 can be attributed to historically low volatility across markets. The Cboe Volatility Index® (VIX®) index, which is a key measure of market expectations of near-term volatility conveyed by S&P 500® Index option prices, posted the lowest volatility in years. Average volatility in 2017 was 11.09%, while the average from 2004-2017 was significantly higher at 18.49%. This lack of volatility helped pave the way for greater market returns as investors felt confident allocating capital to riskier assets. As the year came to a close, republican-controlled Washington made strides in passing much anticipated tax reform, which sent markets soaring on the anticipation of a significantly lower corporate tax rate, effectively moving from 35% to 21%, as well as broad-based tax cuts for individual taxpayers. Investors positioned with heavy equity allocations, regardless of whether domestic or international, saw substantial gains over the entire year, with domestic equities surging in the fourth quarter. 2017 went into the books as a very strong year for both the global economy and global equity markets. However, we caution that it would be unrealistic for investors to expect these types of returns, on average, in the longer-term.
For the annual period ended December 31, 2017, the Great-West Lifetime 2050 Fund (Institutional Class shares) returned 21.16% relative to 20.78% for the Fund's benchmark, the Morningstar Lifetime Moderate 2050 Index.
The views and opinions in this report were current as of December 31, 2017 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2017
	One Year	Five Year	Since Inception(a)
Institutional Class	21.16%	N/A	17.15%
Investor Class	20.59%	N/A	16.62%
Service Class	20.67%	N/A	16.68%
Class L	20.46%	N/A	16.48%
(a) Fund commenced operations on April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2017
Asset Class	Percentage of Fund Investments
International Equity	34.96%
Large Cap Equity	32.02
Mid Cap Equity	12.88
Small Cap Equity	8.87
Bond	7.31
Real Estate Equity	3.83
Fixed Interest Contract	0.13
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/17)	(12/31/17)	(07/01/17 – 12/31/17)
Institutional Class
Actual	$1,000.00	$1,095.50	$3.17
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$3.06
Investor Class
Actual	$1,000.00	$1,093.00	$4.96
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.79
Service Class
Actual	$1,000.00	$1,093.40	$5.54
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.35
Class L
Actual	$1,000.00	$1,091.40	$6.33
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$6.11
* Expenses are equal to the Fund's annualized expense ratio of 0.60% for the Institutional Class shares, 0.94% for the Investor Class shares, 1.05% for the Service Class shares, and 1.20% for the Class L shares multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.48%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2055 Fund
Management Discussion
2017 was marked by some of the lowest overall market volatility that we’ve seen in years. Globally, equity markets posted strong returns while fixed income continued to trend upward despite the prevailing low yield environment. International equity markets roared back after three years of lackluster returns, and emerging markets posted their strongest performance since 2009. Fixed Income realized modest returns over the year, but was largely overshadowed by riskier asset classes as equities attracted investors on the expectations of broad tax reform, coupled with strong earnings growth expectations.
The first quarter started with domestic equities continuing their upward climb as a result of the 2016 U.S. Presidential election tailwinds. As the year progressed, broad equity markets continued to reach new highs and continually set records along the way. With respect to style tilts, growth stocks outperformed value stocks, continuing a trend persistent throughout 2017. As of December 31, 2017, the Russell 1000® Growth Index has outperformed the Russell 1000® Value Index across 1-, 3-, 5-, and 10-year trailing periods. In similar fashion, the Russell 2000® Growth Index outperformed the Russell 2000® Value Index across the same time periods. However, in contrast to 2016, where small cap stocks provided the most impressive returns, large-cap stocks outperformed in 2017. The S&P 500® Index continued to hit record highs in 2017 and ended the year up 21.83%, as a result of continued upward-trending indicators of economic growth in the U.S., capped by a large surge in the fourth quarter due to the passage of tax reform by congress. The MSCI EAFE® Index, which tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, returned 25.03% as global growth accelerated. The MSCI Emerging Markets® Index, which tracks returns of companies domiciled in emerging markets countries across Eastern Europe, Latin America, Asia, and Africa/Middle East regions, ended the year up 37.28%. The asset class advanced with a strong first quarter thanks to firm economic data in Asia, and diminished concerns over potential U.S. trade policy changes. On the fixed income side, the Bloomberg Barclays US Aggregate Bond Index ended the year up 3.54%, posting modest gains over every quarter.
Over the course of the year, the U.S. Treasury yield curve flattened significantly, as short term yields shifted upward while longer-dated Treasuries fell. The shift occurred most noticeably in the second half of the year, when 1-month T-Bills rose from 0.84% to 1.28% as the yields adjusted to the U.S. Federal Reserve’s rate decisions, and the 30-year fell from 2.84% to 2.74%. Although the curve has flattened materially, it is not yet approaching an inverted position where short-term rates are higher than long-term rates. An inverted yield curve has often served as a harbinger of an upcoming economic recession.
The 10-year Treasury yield began the year at 2.45%, and ended the year 0.05% lower at 2.40%. After initially holding steady and even climbing in the first quarter, yields dipped to as low as 2.05% in September reflecting the low inflation prints and despite several Federal Reserve rate hikes that occurred during the year. However, by the end of the year rates recovered to slightly below where they were at the beginning of the year.
The Federal Reserve raised their widely-watched Federal Funds Rate three times in 2017, as economic conditions continued to show improve in the U.S. These rate hikes were enacted even though inflation remained stubbornly below the Federal Reserve’s stated target rate of 2%. At the end of the year, the Federal Funds target range was 1.25% - 1.5% following a December rate hike of 0.25%. The Federal Reserve expects inflation to pick up slightly in 2018, with expectations that the headline rate will stabilize at around 2%. With Jerome Powell’s recent confirmation as Federal Reserve Chairman, we expect the Federal Reserve to follow a path similar to what we have seen under former chair Janet Yellen. The Federal Reserve has emphasized that it will continue to remain data dependent in its rate decisions.
After brief divergence in tactical policy moves from the Federal Reserve, the European Central Bank (“ECB”) is moving back in line with the Federal Reserve as they look to end their own quantitative easing program. In October, the ECB announced that they would cut their Asset Purchase Programme by half, reducing the pace from €60 billion to €30 billion. These cuts were driven by the strong and improving economic conditions present in around Europe, where equity markets posted the highest calendar year gains since 2009 in the wake of the recovery of the mortgage crisis. However, the ECB’s signaled confidence in the economy continues to be undermined by a lack of inflation, even as their growth outlook has shifted to a more optimistic tone. Stoking inflation remains a recurring theme in global monetary policy as deflationary pressures have persisted worldwide since the housing and mortgage crisis.
U.S. GDP growth in 2017 started off to a slow pace, but quickly got back on track in the second and third quarters. In the first quarter, GDP came in at 1.2% on an annualized basis, which mirrored the start seen in 2016. During the second quarter, however, GDP growth improved to 3.0%, and continued to improve into the third quarter, clocking in at 3.2%.
Arguably the greatest theme in 2017 can be attributed to historically low volatility across markets. The Cboe Volatility Index® (VIX®) index, which is a key measure of market expectations of near-term volatility conveyed by S&P 500® Index option prices, posted the lowest volatility in years. Average volatility in 2017 was 11.09%, while the average from 2004-2017 was significantly higher at 18.49%. This lack of volatility helped pave the way for greater market returns as investors felt confident allocating capital to riskier assets. As the year came to a close, republican-controlled Washington made strides in passing much anticipated tax reform, which sent markets soaring on the anticipation of a significantly lower corporate tax rate, effectively moving from 35% to 21%, as well as broad-based tax cuts for individual taxpayers. Investors positioned with heavy equity allocations, regardless of whether domestic or international, saw substantial gains over the entire year, with domestic equities surging in the fourth quarter. 2017 went into the books as a very strong year for both the global economy and global equity markets. However, we caution that it would be unrealistic for investors to expect these types of returns, on average, in the longer-term.
For the annual period ended December 31, 2017, the Great-West Lifetime 2055 Fund (Institutional Class shares) returned 21.24% relative to 20.95% for the Fund's benchmark, the Morningstar Lifetime Moderate 2055 Index.
The views and opinions in this report were current as of December 31, 2017 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 (inception) through December 31, 2009.

Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2017
	One Year	Five Year	Since Inception(a)(b)(c)
Institutional Class	21.24%	N/A	8.94%
Investor Class	20.80%	10.91%	12.63%
Service Class	20.67%	10.80%	12.54%
Class L	20.53%	N/A	15.53%
(a) Class L inception date was April 22, 2016.
(b) Institutional Class inception date was May 1, 2015.
(c) Investor and Service Class inception date was May 1, 2009.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2017
Asset Class	Percentage of Fund Investments
International Equity	36.09%
Large Cap Equity	31.31
Mid Cap Equity	12.50
Small Cap Equity	9.16
Bond	6.93
Real Estate Equity	3.88
Fixed Interest Contract	0.13
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/17)	(12/31/17)	(07/01/17 – 12/31/17)
Institutional Class
Actual	$1,000.00	$1,097.20	$3.12
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$3.01
Investor Class
Actual	$1,000.00	$1,094.80	$4.96
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.79
Service Class
Actual	$1,000.00	$1,093.90	$5.49
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.30
Class L
Actual	$1,000.00	$1,093.80	$6.28
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$6.06
* Expenses are equal to the Fund's annualized expense ratio of 0.59% for the Institutional Class shares, 0.94% for the Investor Class shares, 1.04% for the Service Class shares, and 1.19% for the Class L shares multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.48%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
BOND MUTUAL FUNDS
6,143,959	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 62,729,821
11,185,586	Great-West Bond Index Fund Institutional Class(a)	108,947,612
5,489,739	Great-West Core Bond Fund Institutional Class(a)	54,019,031
4,792,758	Great-West Loomis Sayles Bond Fund Institutional Class(a)	46,393,899
4,291,516	Great-West Putnam High Yield Bond Institutional Class(a)	41,584,792
3,836,611	Great-West Short Duration Bond Fund Institutional Class(a)	37,828,990
2,675,083	Great-West Templeton Global Bond Fund Institutional Class(a)	24,610,760
4,184,999	Oppenheimer International Bond Fund Class I	24,900,743
5,677,049	PIMCO Real Return Fund Institutional Class	62,788,158

TOTAL BOND MUTUAL FUNDS — 46.20% (Cost $463,990,621)		$ 463,803,806
EQUITY MUTUAL FUNDS
196,535	AllianzGI NFJ Small-Cap Value Fund Class R6	4,748,292
450,832	American Century Real Estate Fund Class R6	12,749,529
697,580	DFA International Real Estate Securities Portfolio Institutional Class	3,627,417
328,350	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	3,808,862
1,542,013	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	15,281,353
4,937,197	Great-West International Index Fund Institutional Class(a)	51,643,078
559,560	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	4,717,091
1,165,277	Great-West MFS International Growth Fund Institutional Class(a)	11,664,418
2,471,787	Great-West MFS International Value Fund Institutional Class(a)	28,450,274
3,969,147	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	42,708,024
Shares		Fair Value
Equity Mutual Funds — (continued)
2,196,773	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 22,275,275
1,404,898	Great-West Real Estate Index Fund Institutional Class(a)	12,601,936
7,801,430	Great-West S&P 500® Index Fund Institutional Class(a)	87,141,975
3,739,375	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	37,431,138
1,899,365	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	18,366,860
2,495,456	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	22,284,424
2,124,331	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	18,375,466
269,521	Invesco Global Real Estate Fund Class R6	3,627,749
317,072	Invesco International Growth Fund Class R6	11,665,095
172,985	Invesco Small Cap Discovery Fund Class R6	1,802,498
251,365	Janus Triton Fund Class N	7,282,049
1,178,494	Northern Emerging Markets Equity Index Fund	15,155,428
352,760	Oppenheimer Developing Markets Fund Class A	15,143,972

TOTAL EQUITY MUTUAL FUNDS — 45.07% (Cost $409,934,724)		$ 452,552,203
Account Balance
FIXED INTEREST CONTRACT
88,157,156 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$88,157,156

TOTAL FIXED INTEREST CONTRACT — 8.78% (Cost $88,157,156)		$ 88,157,156
TOTAL INVESTMENTS — 100.05% (Cost $962,082,501)		$1,004,513,165
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (465,585)
TOTAL NET ASSETS — 100.00%		$1,004,047,580

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits plus accrued interest and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2017.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2020 FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
BOND MUTUAL FUNDS
503,804	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 5,143,842
1,272,172	Great-West Bond Index Fund Institutional Class(a)	12,390,953
620,615	Great-West Core Bond Fund Institutional Class(a)	6,106,850
533,690	Great-West Loomis Sayles Bond Fund Institutional Class(a)	5,166,122
453,173	Great-West Putnam High Yield Bond Institutional Class(a)	4,391,242
321,898	Great-West Short Duration Bond Fund Institutional Class(a)	3,173,913
285,707	Great-West Templeton Global Bond Fund Institutional Class(a)	2,628,504
444,253	Oppenheimer International Bond Fund Class I	2,643,307
465,979	PIMCO Real Return Fund Institutional Class	5,153,726

TOTAL BOND MUTUAL FUNDS — 42.31% (Cost $46,984,176)		$ 46,798,459
EQUITY MUTUAL FUNDS
26,070	AllianzGI NFJ Small-Cap Value Fund Class R6	629,853
50,464	American Century Real Estate Fund Class R6	1,427,112
81,001	DFA International Real Estate Securities Portfolio Institutional Class	421,205
40,014	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	464,163
188,579	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	1,868,821
633,545	Great-West International Index Fund Institutional Class(a)	6,626,884
74,691	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	629,642
149,263	Great-West MFS International Growth Fund Institutional Class(a)	1,494,120
317,276	Great-West MFS International Value Fund Institutional Class(a)	3,651,846
484,485	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	5,213,062
Shares		Fair Value
Equity Mutual Funds — (continued)
268,149	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 2,719,033
157,028	Great-West Real Estate Index Fund Institutional Class(a)	1,408,538
954,596	Great-West S&P 500® Index Fund Institutional Class(a)	10,662,840
457,062	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	4,575,187
254,784	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,463,761
304,464	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	2,718,869
259,310	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,243,035
31,336	Invesco Global Real Estate Fund Class R6	421,780
40,626	Invesco International Growth Fund Class R6	1,494,640
23,336	Invesco Small Cap Discovery Fund Class R6	243,158
33,401	Janus Triton Fund Class N	967,627
160,090	Northern Emerging Markets Equity Index Fund	2,058,753
47,934	Oppenheimer Developing Markets Fund Class A	2,057,811

TOTAL EQUITY MUTUAL FUNDS — 51.04% (Cost $55,731,321)		$ 56,461,740
Account Balance
FIXED INTEREST CONTRACT
7,397,749 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$7,397,749

TOTAL FIXED INTEREST CONTRACT — 6.69% (Cost $7,397,749)		$ 7,397,749
TOTAL INVESTMENTS — 100.04% (Cost $110,113,246)		$110,657,948
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (45,703)
TOTAL NET ASSETS — 100.00%		$110,612,245

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits plus accrued interest and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2017.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
BOND MUTUAL FUNDS
5,663,398	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 57,823,294
20,087,937	Great-West Bond Index Fund Institutional Class(a)	195,656,509
9,762,463	Great-West Core Bond Fund Institutional Class(a)	96,062,640
8,311,581	Great-West Loomis Sayles Bond Fund Institutional Class(a)	80,456,105
6,749,992	Great-West Putnam High Yield Bond Institutional Class(a)	65,407,420
3,729,111	Great-West Short Duration Bond Fund Institutional Class(a)	36,769,032
4,244,087	Great-West Templeton Global Bond Fund Institutional Class(a)	39,045,595
6,647,399	Oppenheimer International Bond Fund Class I	39,552,023
5,235,187	PIMCO Real Return Fund Institutional Class	57,901,168

TOTAL BOND MUTUAL FUNDS — 36.02% (Cost $670,912,754)		$ 668,673,786
EQUITY MUTUAL FUNDS
544,343	AllianzGI NFJ Small-Cap Value Fund Class R6	13,151,337
852,551	American Century Real Estate Fund Class R6	24,110,135
1,468,253	DFA International Real Estate Securities Portfolio Institutional Class	7,634,915
767,007	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	8,897,285
3,599,665	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	35,672,679
12,755,737	Great-West International Index Fund Institutional Class(a)	133,425,011
1,560,527	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	13,155,247
3,009,813	Great-West MFS International Growth Fund Institutional Class(a)	30,128,227
6,381,073	Great-West MFS International Value Fund Institutional Class(a)	73,446,148
9,297,410	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	100,040,127
Shares		Fair Value
Equity Mutual Funds — (continued)
5,142,933	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 52,149,345
2,676,987	Great-West Real Estate Index Fund Institutional Class(a)	24,012,578
18,183,368	Great-West S&P 500® Index Fund Institutional Class(a)	203,108,219
8,746,918	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	87,556,651
5,309,584	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	51,343,678
5,840,154	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	52,152,576
4,958,151	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	42,888,006
567,154	Invesco Global Real Estate Fund Class R6	7,633,891
818,948	Invesco International Growth Fund Class R6	30,129,097
480,674	Invesco Small Cap Discovery Fund Class R6	5,008,619
693,129	Janus Triton Fund Class N	20,079,943
3,393,004	Northern Emerging Markets Equity Index Fund	43,634,031
1,016,321	Oppenheimer Developing Markets Fund Class A	43,630,647

TOTAL EQUITY MUTUAL FUNDS — 59.41% (Cost $998,718,903)		$1,102,988,392
Account Balance
FIXED INTEREST CONTRACT
85,767,290 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$85,767,290

TOTAL FIXED INTEREST CONTRACT — 4.62% (Cost $85,767,290)		$ 85,767,290
TOTAL INVESTMENTS — 100.05% (Cost $1,755,398,947)		$1,857,429,468
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (836,173)
TOTAL NET ASSETS — 100.00%		$1,856,593,295

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits plus accrued interest and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2017.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2030 FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
BOND MUTUAL FUNDS
175,310	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 1,789,915
900,917	Great-West Bond Index Fund Institutional Class(a)	8,774,929
437,635	Great-West Core Bond Fund Institutional Class(a)	4,306,329
369,273	Great-West Loomis Sayles Bond Fund Institutional Class(a)	3,574,564
289,718	Great-West Putnam High Yield Bond Institutional Class(a)	2,807,365
121,475	Great-West Short Duration Bond Fund Institutional Class(a)	1,197,740
185,059	Great-West Templeton Global Bond Fund Institutional Class(a)	1,702,546
288,002	Oppenheimer International Bond Fund Class I	1,713,612
161,988	PIMCO Real Return Fund Institutional Class	1,791,590

TOTAL BOND MUTUAL FUNDS — 27.12% (Cost $27,738,600)		$ 27,658,590
EQUITY MUTUAL FUNDS
39,140	AllianzGI NFJ Small-Cap Value Fund Class R6	945,630
47,600	American Century Real Estate Fund Class R6	1,346,123
84,202	DFA International Real Estate Securities Portfolio Institutional Class	437,850
48,907	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	567,321
232,976	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	2,308,797
845,155	Great-West International Index Fund Institutional Class(a)	8,840,318
110,419	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	930,830
199,767	Great-West MFS International Growth Fund Institutional Class(a)	1,999,666
422,938	Great-West MFS International Value Fund Institutional Class(a)	4,868,023
587,582	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	6,322,386
Shares		Fair Value
Equity Mutual Funds — (continued)
325,940	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 3,305,030
149,001	Great-West Real Estate Index Fund Institutional Class(a)	1,336,540
1,150,295	Great-West S&P 500® Index Fund Institutional Class(a)	12,848,793
557,461	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	5,580,182
370,830	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,585,923
374,046	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	3,340,233
320,260	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,770,250
32,508	Invesco Global Real Estate Fund Class R6	437,561
54,159	Invesco International Growth Fund Class R6	1,992,497
33,058	Invesco Small Cap Discovery Fund Class R6	344,468
47,823	Janus Triton Fund Class N	1,385,428
237,740	Northern Emerging Markets Equity Index Fund	3,057,335
71,079	Oppenheimer Developing Markets Fund Class A	3,051,435

TOTAL EQUITY MUTUAL FUNDS — 70.20% (Cost $70,073,807)		$ 71,602,619
Account Balance
FIXED INTEREST CONTRACT
2,780,093 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$2,780,093

TOTAL FIXED INTEREST CONTRACT — 2.72% (Cost $2,780,093)		$ 2,780,093
TOTAL INVESTMENTS — 100.04% (Cost $100,592,500)		$102,041,302
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (40,547)
TOTAL NET ASSETS — 100.00%		$102,000,755

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits plus accrued interest and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2017.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
BOND MUTUAL FUNDS
1,320,053	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 13,477,744
10,632,270	Great-West Bond Index Fund Institutional Class(a)	103,558,309
5,167,741	Great-West Core Bond Fund Institutional Class(a)	50,850,569
4,331,888	Great-West Loomis Sayles Bond Fund Institutional Class(a)	41,932,678
3,302,953	Great-West Putnam High Yield Bond Institutional Class(a)	32,005,613
990,089	Great-West Short Duration Bond Fund Institutional Class(a)	9,762,281
2,111,173	Great-West Templeton Global Bond Fund Institutional Class(a)	19,422,788
3,295,632	Oppenheimer International Bond Fund Class I	19,609,009
1,219,772	PIMCO Real Return Fund Institutional Class	13,490,678

TOTAL BOND MUTUAL FUNDS — 18.06% (Cost $304,004,417)		$ 304,109,669
EQUITY MUTUAL FUNDS
756,351	AllianzGI NFJ Small-Cap Value Fund Class R6	18,273,432
789,306	American Century Real Estate Fund Class R6	22,321,586
1,491,532	DFA International Real Estate Securities Portfolio Institutional Class	7,755,968
899,085	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	10,429,391
4,258,893	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	42,205,628
16,479,649	Great-West International Index Fund Institutional Class(a)	172,377,125
2,161,721	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	18,223,304
3,876,515	Great-West MFS International Growth Fund Institutional Class(a)	38,803,913
8,246,529	Great-West MFS International Value Fund Institutional Class(a)	94,917,551
10,952,203	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	117,845,709
Shares		Fair Value
Equity Mutual Funds — (continued)
6,046,445	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 61,310,954
2,485,179	Great-West Real Estate Index Fund Institutional Class(a)	22,292,057
21,389,148	Great-West S&P 500® Index Fund Institutional Class(a)	238,916,786
10,298,701	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	103,089,993
7,355,717	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	71,129,784
6,869,868	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	61,347,920
5,850,197	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	50,604,203
576,273	Invesco Global Real Estate Fund Class R6	7,756,631
1,053,352	Invesco International Growth Fund Class R6	38,752,828
661,843	Invesco Small Cap Discovery Fund Class R6	6,896,405
960,311	Janus Triton Fund Class N	27,820,206
4,872,757	Northern Emerging Markets Equity Index Fund	62,663,660
1,458,121	Oppenheimer Developing Markets Fund Class A	62,597,121

TOTAL EQUITY MUTUAL FUNDS — 80.64% (Cost $1,232,610,897)		$1,358,332,155
Account Balance
FIXED INTEREST CONTRACT
22,716,806 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$22,716,806

TOTAL FIXED INTEREST CONTRACT — 1.35% (Cost $22,716,806)		$ 22,716,806
TOTAL INVESTMENTS — 100.05% (Cost $1,559,332,120)		$1,685,158,630
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (777,239)
TOTAL NET ASSETS — 100.00%		$1,684,381,391

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits plus accrued interest and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2017.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2040 FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
BOND MUTUAL FUNDS
18,029	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 184,071
267,553	Great-West Bond Index Fund Institutional Class(a)	2,605,963
130,162	Great-West Core Bond Fund Institutional Class(a)	1,280,789
108,061	Great-West Loomis Sayles Bond Fund Institutional Class(a)	1,046,032
79,819	Great-West Putnam High Yield Bond Institutional Class(a)	773,447
15,422	Great-West Short Duration Bond Fund Institutional Class(a)	152,066
52,247	Great-West Templeton Global Bond Fund Institutional Class(a)	480,675
81,296	Oppenheimer International Bond Fund Class I	483,713
16,658	PIMCO Real Return Fund Institutional Class	184,234

TOTAL BOND MUTUAL FUNDS — 11.31% (Cost $7,219,786)		$ 7,190,990
EQUITY MUTUAL FUNDS
32,767	AllianzGI NFJ Small-Cap Value Fund Class R6	791,660
30,547	American Century Real Estate Fund Class R6	863,869
58,698	DFA International Real Estate Securities Portfolio Institutional Class	305,228
36,013	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	417,750
172,382	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	1,708,309
690,738	Great-West International Index Fund Institutional Class(a)	7,225,124
94,359	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	795,445
162,528	Great-West MFS International Growth Fund Institutional Class(a)	1,626,901
345,209	Great-West MFS International Value Fund Institutional Class(a)	3,973,359
438,206	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	4,715,099
Shares		Fair Value
Equity Mutual Funds — (continued)
242,286	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 2,456,785
95,084	Great-West Real Estate Index Fund Institutional Class(a)	852,903
859,612	Great-West S&P 500® Index Fund Institutional Class(a)	9,601,863
412,509	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	4,129,210
320,374	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,098,020
276,891	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	2,472,638
236,901	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,049,193
22,692	Invesco Global Real Estate Fund Class R6	305,437
44,176	Invesco International Growth Fund Class R6	1,625,217
28,559	Invesco Small Cap Discovery Fund Class R6	297,586
41,848	Janus Triton Fund Class N	1,212,348
215,651	Northern Emerging Markets Equity Index Fund	2,773,267
64,483	Oppenheimer Developing Markets Fund Class A	2,768,241

TOTAL EQUITY MUTUAL FUNDS — 88.16% (Cost $55,037,350)		$56,065,452
Account Balance
FIXED INTEREST CONTRACT
361,074 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$361,074

TOTAL FIXED INTEREST CONTRACT — 0.57% (Cost $361,074)		$ 361,074
TOTAL INVESTMENTS — 100.04% (Cost $62,618,210)		$63,617,516
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (26,767)
TOTAL NET ASSETS — 100.00%		$63,590,749

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits plus accrued interest and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2017.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
BOND MUTUAL FUNDS
56,842	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 580,361
3,088,292	Great-West Bond Index Fund Institutional Class(a)	30,079,968
1,503,886	Great-West Core Bond Fund Institutional Class(a)	14,798,239
1,238,942	Great-West Loomis Sayles Bond Fund Institutional Class(a)	11,992,957
898,312	Great-West Putnam High Yield Bond Institutional Class(a)	8,704,642
98,066	Great-West Short Duration Bond Fund Institutional Class(a)	966,931
586,960	Great-West Templeton Global Bond Fund Institutional Class(a)	5,400,032
914,016	Oppenheimer International Bond Fund Class I	5,438,393
52,555	PIMCO Real Return Fund Institutional Class	581,257

TOTAL BOND MUTUAL FUNDS — 8.13% (Cost $78,499,909)		$ 78,542,780
EQUITY MUTUAL FUNDS
538,265	AllianzGI NFJ Small-Cap Value Fund Class R6	13,004,490
467,390	American Century Real Estate Fund Class R6	13,217,777
950,005	DFA International Real Estate Securities Portfolio Institutional Class	4,940,027
558,149	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	6,474,528
2,615,241	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	25,917,040
11,123,798	Great-West International Index Fund Institutional Class(a)	116,354,925
1,535,939	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	12,947,964
2,619,639	Great-West MFS International Growth Fund Institutional Class(a)	26,222,584
5,565,013	Great-West MFS International Value Fund Institutional Class(a)	64,053,305
6,735,275	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	72,471,558
Shares		Fair Value
Equity Mutual Funds — (continued)
3,727,194	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 37,793,748
1,469,052	Great-West Real Estate Index Fund Institutional Class(a)	13,177,393
13,211,622	Great-West S&P 500® Index Fund Institutional Class(a)	147,573,813
6,344,327	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	63,506,715
5,237,318	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	50,644,867
4,232,319	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	37,794,612
3,598,456	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	31,126,642
367,120	Invesco Global Real Estate Fund Class R6	4,941,441
712,900	Invesco International Growth Fund Class R6	26,227,601
473,036	Invesco Small Cap Discovery Fund Class R6	4,929,034
684,841	Janus Triton Fund Class N	19,839,843
3,637,916	Northern Emerging Markets Equity Index Fund	46,783,597
1,088,482	Oppenheimer Developing Markets Fund Class A	46,728,516

TOTAL EQUITY MUTUAL FUNDS — 91.70% (Cost $808,602,556)		$886,672,020
Account Balance
FIXED INTEREST CONTRACT
2,127,040 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$2,127,040

TOTAL FIXED INTEREST CONTRACT — 0.22% (Cost $2,127,040)		$ 2,127,040
TOTAL INVESTMENTS — 100.05% (Cost $889,229,505)		$967,341,840
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (444,162)
TOTAL NET ASSETS — 100.00%		$966,897,678

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits plus accrued interest and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2017.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2050 FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
BOND MUTUAL FUNDS
103,416	Great-West Bond Index Fund Institutional Class(a)	$ 1,007,278
50,285	Great-West Core Bond Fund Institutional Class(a)	494,807
41,620	Great-West Loomis Sayles Bond Fund Institutional Class(a)	402,881
29,906	Great-West Putnam High Yield Bond Institutional Class(a)	289,787
2,150	Great-West Short Duration Bond Fund Institutional Class(a)	21,197
20,325	Great-West Templeton Global Bond Fund Institutional Class(a)	186,986
31,611	Oppenheimer International Bond Fund Class I	188,085

TOTAL BOND MUTUAL FUNDS — 7.31% (Cost $2,599,572)		$ 2,591,021
EQUITY MUTUAL FUNDS
20,485	AllianzGI NFJ Small-Cap Value Fund Class R6	494,920
17,593	American Century Real Estate Fund Class R6	497,536
36,101	DFA International Real Estate Securities Portfolio Institutional Class	187,724
20,077	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	232,893
94,598	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	937,463
415,954	Great-West International Index Fund Institutional Class(a)	4,350,877
59,644	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	502,796
97,934	Great-West MFS International Growth Fund Institutional Class(a)	980,322
208,008	Great-West MFS International Value Fund Institutional Class(a)	2,394,173
240,864	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	2,591,701
133,182	Great-West Putnam Equity Income Fund Institutional Class(a)	1,350,469
Shares		Fair Value
Equity Mutual Funds — (continued)
54,074	Great-West Real Estate Index Fund Institutional Class(a)	$ 485,040
472,623	Great-West S&P 500® Index Fund Institutional Class(a)	5,279,195
226,897	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,271,240
202,125	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,954,550
152,047	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,357,776
130,045	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,124,889
13,948	Invesco Global Real Estate Fund Class R6	187,739
26,629	Invesco International Growth Fund Class R6	979,691
18,290	Invesco Small Cap Discovery Fund Class R6	190,586
26,600	Janus Triton Fund Class N	770,602
143,161	Northern Emerging Markets Equity Index Fund	1,841,054
42,903	Oppenheimer Developing Markets Fund Class A	1,841,808

TOTAL EQUITY MUTUAL FUNDS — 92.60% (Cost $32,028,866)		$32,805,044
Account Balance
FIXED INTEREST CONTRACT
45,917 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$45,917

TOTAL FIXED INTEREST CONTRACT — 0.13% (Cost $45,917)		$ 45,917
TOTAL INVESTMENTS — 100.04% (Cost $34,674,355)		$35,441,982
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (14,392)
TOTAL NET ASSETS — 100.00%		$35,427,590

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits plus accrued interest and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2017.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
BOND MUTUAL FUNDS
1,009,571	Great-West Bond Index Fund Institutional Class(a)	$ 9,833,219
490,300	Great-West Core Bond Fund Institutional Class(a)	4,824,555
407,084	Great-West Loomis Sayles Bond Fund Institutional Class(a)	3,940,575
292,641	Great-West Putnam High Yield Bond Institutional Class(a)	2,835,689
18,673	Great-West Short Duration Bond Fund Institutional Class(a)	184,115
212,053	Great-West Templeton Global Bond Fund Institutional Class(a)	1,950,891
329,334	Oppenheimer International Bond Fund Class I	1,959,534

TOTAL BOND MUTUAL FUNDS — 6.93% (Cost $25,441,147)		$ 25,528,578
EQUITY MUTUAL FUNDS
221,029	AllianzGI NFJ Small-Cap Value Fund Class R6	5,340,055
180,205	American Century Real Estate Fund Class R6	5,096,200
396,909	DFA International Real Estate Securities Portfolio Institutional Class	2,063,928
203,111	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	2,356,084
947,667	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	9,391,384
4,404,593	Great-West International Index Fund Institutional Class(a)	46,072,042
633,293	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	5,338,660
1,037,799	Great-West MFS International Growth Fund Institutional Class(a)	10,388,365
2,201,841	Great-West MFS International Value Fund Institutional Class(a)	25,343,193
2,442,795	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	26,284,474
1,350,754	Great-West Putnam Equity Income Fund Institutional Class(a)	13,696,645
Shares		Fair Value
Equity Mutual Funds — (continued)
566,809	Great-West Real Estate Index Fund Institutional Class(a)	$ 5,084,274
4,785,632	Great-West S&P 500® Index Fund Institutional Class(a)	53,455,507
2,298,895	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	23,011,941
2,170,319	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	20,986,983
1,533,857	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	13,697,344
1,302,654	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	11,267,961
153,330	Invesco Global Real Estate Fund Class R6	2,063,824
282,400	Invesco International Growth Fund Class R6	10,389,491
197,865	Invesco Small Cap Discovery Fund Class R6	2,061,752
283,536	Janus Triton Fund Class N	8,214,033
1,582,834	Northern Emerging Markets Equity Index Fund	20,355,245
474,150	Oppenheimer Developing Markets Fund Class A	20,355,264

TOTAL EQUITY MUTUAL FUNDS — 92.98% (Cost $313,700,770)		$342,314,649
Account Balance
FIXED INTEREST CONTRACT
478,707 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$478,707

TOTAL FIXED INTEREST CONTRACT — 0.13% (Cost $478,707)		$ 478,707
TOTAL INVESTMENTS — 100.04% (Cost $339,620,624)		$368,321,934
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (163,507)
TOTAL NET ASSETS — 100.00%		$368,158,427

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits plus accrued interest and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2017.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2017
	Great-West Lifetime 2015 Fund	Great-West Lifetime 2020 Fund	Great-West Lifetime 2025 Fund
ASSETS:
Investments at fair value, affiliated(a)	$778,292,414	$87,995,134	$1,507,140,368
Investments at fair value, unaffiliated(b)	226,220,751	22,662,814	350,289,100
Subscriptions receivable	1,738,602	759,567	2,574,218
Receivable for investments sold	2,597,941	-	4,372,603
Total Assets	1,008,849,708	111,417,515	1,864,376,289
LIABILITIES:
Payable for distribution fees	103,380	11,864	154,513
Payable for investments purchased	536,634	723,959	456,736
Payable for shareholder services fees	287,492	25,322	522,667
Payable to investment adviser	74,713	8,517	158,993
Redemptions payable	3,799,909	35,608	6,490,085
Total Liabilities	4,802,128	805,270	7,782,994
NET ASSETS	$1,004,047,580	$110,612,245	$1,856,593,295
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,900,179	$992,450	$13,316,744
Paid-in capital in excess of par	951,946,447	106,543,382	1,714,188,891
Net unrealized appreciation	42,430,664	544,702	102,030,521
Undistributed net investment income	1,974,362	-	2,516,967
Accumulated net realized gain (loss)	(204,072)	2,531,711	24,540,172
NET ASSETS	$1,004,047,580	$110,612,245	$1,856,593,295
NET ASSETS BY CLASS
Investor Class	$92,389,453	$11,304,603	$173,779,917
Service Class	$607,902,558	$27,376,163	$1,373,819,438
Class L	$260,469,019	$50,497,803	$203,493,363
Institutional Class	$43,286,550	$21,433,676	$105,500,577
CAPITAL STOCK:
Authorized
Investor Class	70,000,000	5,000,000	70,000,000
Service Class	135,000,000	35,000,000	230,000,000
Class L	60,000,000	7,000,000	45,000,000
Institutional Class	10,000,000	5,000,000	20,000,000
Issued and Outstanding
Investor Class	6,544,748	1,016,358	11,523,405
Service Class	43,359,606	2,455,223	91,620,030
Class L	24,774,868	4,532,521	19,262,132
Institutional Class	4,322,567	1,920,401	10,761,870
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$14.12	$11.12	$15.08
Service Class	$14.02	$11.15	$14.99
Class L	$10.51	$11.14	$10.56
Institutional Class	$10.01	$11.16	$9.80
(a) Cost of investments, affiliated	$746,763,893	$87,825,908	$1,434,580,970
(b) Cost of investments, unaffiliated	$215,318,608	$22,287,338	$320,817,977
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2017
	Great-West Lifetime 2030 Fund	Great-West Lifetime 2035 Fund	Great-West Lifetime 2040 Fund
ASSETS:
Investments at fair value, affiliated(a)	$83,747,858	$1,383,743,362	$51,822,645
Investments at fair value, unaffiliated(b)	18,293,444	301,415,268	11,794,871
Subscriptions receivable	489,955	2,731,169	888,819
Receivable for investments sold	-	8,832,003	-
Total Assets	102,531,257	1,696,721,802	64,506,335
LIABILITIES:
Payable for distribution fees	9,980	140,696	6,660
Payable for investments purchased	461,915	792,362	885,926
Payable for shareholder services fees	21,800	477,883	14,327
Payable to investment adviser	8,767	158,660	5,780
Redemptions payable	28,040	10,770,810	2,893
Total Liabilities	530,502	12,340,411	915,586
NET ASSETS	$102,000,755	$1,684,381,391	$63,590,749
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$876,968	$11,949,025	$542,633
Paid-in capital in excess of par	96,550,333	1,497,018,914	59,546,134
Net unrealized appreciation	1,448,802	125,826,510	999,306
Accumulated net realized gain	3,124,652	49,586,942	2,502,676
NET ASSETS	$102,000,755	$1,684,381,391	$63,590,749
NET ASSETS BY CLASS
Investor Class	$6,010,843	$162,090,346	$3,615,692
Service Class	$31,962,379	$1,248,638,751	$20,851,235
Class L	$39,597,363	$183,488,535	$26,149,217
Institutional Class	$24,430,170	$90,163,759	$12,974,605
CAPITAL STOCK:
Authorized
Investor Class	35,000,000	70,000,000	35,000,000
Service Class	35,000,000	225,000,000	35,000,000
Class L	5,000,000	40,000,000	5,000,000
Institutional Class	5,000,000	20,000,000	5,000,000
Issued and Outstanding
Investor Class	517,779	10,625,078	309,509
Service Class	2,746,591	83,068,720	1,779,400
Class L	3,407,209	16,822,976	2,232,508
Institutional Class	2,098,098	8,973,471	1,104,915
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.61	$15.26	$11.68
Service Class	$11.64	$15.03	$11.72
Class L	$11.62	$10.91	$11.71
Institutional Class	$11.64	$10.05	$11.74
(a) Cost of investments, affiliated	$83,010,367	$1,294,695,110	$51,375,944
(b) Cost of investments, unaffiliated	$17,582,133	$264,637,010	$11,242,266
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2017
	Great-West Lifetime 2045 Fund	Great-West Lifetime 2050 Fund	Great-West Lifetime 2055 Fund
ASSETS:
Investments at fair value, affiliated(a)	$780,129,503	$28,262,237	$290,422,608
Investments at fair value, unaffiliated(b)	187,212,337	7,179,745	77,899,326
Subscriptions receivable	2,227,969	276,001	1,296,874
Receivable for investments sold	8,861,578	25	4,714,793
Total Assets	978,431,387	35,718,008	374,333,601
LIABILITIES:
Payable for distribution fees	79,486	3,271	26,637
Payable for investments purchased	413,265	259,507	327,969
Payable for shareholder services fees	271,816	7,622	101,795
Payable to investment adviser	92,860	3,499	35,075
Redemptions payable	10,676,282	16,519	5,683,698
Total Liabilities	11,533,709	290,418	6,175,174
NET ASSETS	$966,897,678	$35,427,590	$368,158,427
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,861,406	$291,153	$2,221,650
Paid-in capital in excess of par	850,616,040	32,926,601	326,339,128
Net unrealized appreciation	78,112,335	767,627	28,701,310
Accumulated net realized gain	31,307,897	1,442,209	10,896,339
NET ASSETS	$966,897,678	$35,427,590	$368,158,427
NET ASSETS BY CLASS
Investor Class	$82,795,492	$1,304,032	$38,952,607
Service Class	$733,374,762	$14,785,881	$287,722,688
Class L	$93,629,512	$10,409,096	$14,497,909
Institutional Class	$57,097,912	$8,928,581	$26,985,223
CAPITAL STOCK:
Authorized
Investor Class	70,000,000	5,000,000	70,000,000
Service Class	120,000,000	35,000,000	70,000,000
Class L	28,000,000	5,000,000	28,000,000
Institutional Class	10,000,000	5,000,000	10,000,000
Issued and Outstanding
Investor Class	5,383,619	107,409	2,123,201
Service Class	49,361,905	1,215,136	16,135,868
Class L	8,343,560	856,703	1,303,114
Institutional Class	5,524,977	732,280	2,654,312
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$15.38	$12.14	$18.35
Service Class	$14.86	$12.17	$17.83
Class L	$11.22	$12.15	$11.13
Institutional Class	$10.33	$12.19	$10.17
(a) Cost of investments, affiliated	$727,259,813	$27,893,820	$272,436,761
(b) Cost of investments, unaffiliated	$161,969,692	$6,780,535	$67,183,863
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2017
	Great-West Lifetime 2015 Fund	Great-West Lifetime 2020 Fund	Great-West Lifetime 2025 Fund
INVESTMENT INCOME:
Interest, affiliated	$1,176,749	$52,945	$1,042,501
Dividends, affiliated	19,208,206	1,701,228	38,185,240
Dividends, unaffiliated	4,914,740	332,373	6,837,528
Total Income	25,299,695	2,086,546	46,065,269
EXPENSES:
Management fees	1,211,524	71,594	2,178,919
Shareholder services fees – Investor Class	361,500	14,949	682,759
Shareholder services fees – Service Class	2,284,893	65,966	4,873,172
Shareholder services fees – Class L	803,367	62,453	598,447
Distribution fees – Service Class	652,877	18,801	1,396,216
Distribution fees – Class L	573,808	44,804	427,421
Total Expenses	5,887,969	278,567	10,156,934
Less management fees waived	293,758	13,742	298,452
Net Expenses	5,594,211	264,825	9,858,482
NET INVESTMENT INCOME	19,705,484	1,821,721	36,206,787
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	8,027,307	962,455	28,598,869
Net realized gain on investments, unaffiliated	1,551,235	280,179	994,527
Realized gain distributions received, affiliated	21,198,790	2,425,656	50,850,680
Realized gain distributions received, unaffiliated	1,878,882	229,104	4,712,667
Net Realized Gain	32,656,214	3,897,394	85,156,743
Net change in unrealized appreciation on investments, affiliated	39,284,659	361,551	79,309,756
Net change in unrealized appreciation on investments, unaffiliated	13,572,884	442,621	37,465,101
Net Change in Unrealized Appreciation	52,857,543	804,172	116,774,857
Net Realized and Unrealized Gain	85,513,757	4,701,566	201,931,600
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$105,219,241	$6,523,287	$238,138,387
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2017
	Great-West Lifetime 2030 Fund	Great-West Lifetime 2035 Fund	Great-West Lifetime 2040 Fund
INVESTMENT INCOME:
Interest, affiliated	$19,132	$236,648	$2,261
Dividends, affiliated	1,734,655	34,910,758	1,141,694
Dividends, unaffiliated	255,577	4,794,587	155,016
Total Income	2,009,364	39,941,993	1,298,971
EXPENSES:
Management fees	68,424	1,939,359	46,785
Shareholder services fees – Investor Class	12,795	619,501	24,501
Shareholder services fees – Service Class	74,384	4,346,733	48,828
Shareholder services fees – Class L	49,339	531,138	30,940
Distribution fees – Service Class	21,188	1,245,267	13,903
Distribution fees – Class L	35,377	380,103	22,195
Total Expenses	261,507	9,062,101	187,152
Less management fees waived	6,657	133,230	2,709
Net Expenses	254,850	8,928,871	184,443
NET INVESTMENT INCOME	1,754,514	31,013,122	1,114,528
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	895,284	36,417,231	1,463,604
Net realized gain on investments, unaffiliated	322,648	809,656	521,614
Realized gain distributions received, affiliated	3,014,767	61,541,341	2,313,099
Realized gain distributions received, unaffiliated	297,090	6,028,542	243,210
Net Realized Gain	4,529,789	104,796,770	4,541,527
Net change in unrealized appreciation on investments, affiliated	949,254	85,265,117	429,621
Net change in unrealized appreciation on investments, unaffiliated	753,541	48,539,686	552,773
Net Change in Unrealized Appreciation	1,702,795	133,804,803	982,394
Net Realized and Unrealized Gain	6,232,584	238,601,573	5,523,921
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,987,098	$269,614,695	$6,638,449
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2017
	Great-West Lifetime 2045 Fund	Great-West Lifetime 2050 Fund	Great-West Lifetime 2055 Fund
INVESTMENT INCOME:
Interest, affiliated	$11,523	$169	$1,925
Dividends, affiliated	19,476,115	605,894	7,136,455
Dividends, unaffiliated	2,652,871	92,873	1,084,725
Total Income	22,140,509	698,936	8,223,105
EXPENSES:
Management fees	1,090,944	23,746	398,728
Shareholder services fees – Investor Class	326,920	4,153	149,626
Shareholder services fees – Service Class	2,488,435	28,452	938,393
Shareholder services fees – Class L	270,292	14,730	35,580
Distribution fees – Service Class	712,837	8,122	268,794
Distribution fees – Class L	193,449	10,543	25,465
Distribution fees – Institutional Class	-	58	-
Total Expenses	5,082,877	89,804	1,816,586
Less amount waived by distributor - Class L	-	26	-
Less management fees waived	59,408	770	24,244
Net Expenses	5,023,469	89,008	1,792,342
NET INVESTMENT INCOME	17,117,040	609,928	6,430,763
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	18,741,801	388,893	4,537,831
Net realized gain on investments, unaffiliated	229,464	170,546	67,238
Realized gain distributions received, affiliated	39,139,984	1,333,294	14,661,421
Realized gain distributions received, unaffiliated	4,153,804	153,901	1,692,955
Net Realized Gain	62,265,053	2,046,634	20,959,445
Net change in unrealized appreciation on investments, affiliated	54,311,422	431,619	21,000,607
Net change in unrealized appreciation on investments, unaffiliated	33,971,087	421,893	13,821,953
Net Change in Unrealized Appreciation	88,282,509	853,512	34,822,560
Net Realized and Unrealized Gain	150,547,562	2,900,146	55,782,005
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$167,664,602	$3,510,074	$62,212,768
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West Lifetime 2015 Fund	2017	2016
OPERATIONS:
Net investment income	$19,705,484	$17,616,739
Net realized gain	32,656,214	19,544,984
Net change in unrealized appreciation	52,857,543	3,116,503
Net Increase in Net Assets Resulting from Operations	105,219,241	40,278,226
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(1,552,840)	(2,064,020)
Service Class	(9,229,572)	(12,650,832)
Class L	(5,287,133)	(4,137,710)
Institutional Class	(1,077,407)	(304,183)
From net investment income	(17,146,952)	(19,156,745)
From net realized gains
Investor Class	(2,575,203)	(939,136)
Service Class	(16,695,869)	(6,003,646)
Class L	(8,779,024)	(1,754,304)
Institutional Class	(1,239,312)	(130,780)
From net realized gains	(29,289,408)	(8,827,866)
Total Distributions	(46,436,360)	(27,984,611)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	18,456,056	14,114,464
Service Class	106,228,406	102,059,318
Class L	103,549,311	93,695,365
Institutional Class	36,489,927	8,063,183
Shares issued in reinvestment of distributions
Investor Class	4,128,043	3,003,156
Service Class	25,925,441	18,654,478
Class L	14,066,157	5,892,014
Institutional Class	2,316,719	434,963
Shares issued in connection with fund reorganization
Investor Class	N/A	108,182,050
Service Class	N/A	714,861,417
Class L	N/A	123,976,498
Institutional Class	N/A	24,067,605
Shares redeemed
Investor Class	(45,297,761)	(22,064,161)
Service Class	(250,422,493)	(214,493,043)
Class L	(54,182,168)	(35,688,576)
Institutional Class	(7,769,348)	(20,466,823)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(46,511,710)	924,291,908
Total Increase in Net Assets	12,271,171	936,585,523
NET ASSETS:
Beginning of year	991,776,409	55,190,886
End of year(a)	$1,004,047,580	$991,776,409
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West Lifetime 2015 Fund	2017	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,314,790	1,051,632
Service Class	7,692,994	7,667,352
Class L	9,890,273	9,232,586
Institutional Class	3,611,401	819,828
Shares issued in reinvestment of distributions
Investor Class	294,149	228,364
Service Class	1,860,100	1,428,829
Class L	1,338,689	590,107
Institutional Class	230,987	45,366
Shares issued in connection with fund reorganization
Investor Class	N/A	8,266,191
Service Class	N/A	55,016,995
Class L	N/A	12,397,597
Institutional Class	N/A	2,505,421
Shares redeemed
Investor Class	(3,230,369)	(1,659,241)
Service Class	(18,111,756)	(16,286,967)
Class L	(5,158,790)	(3,515,594)
Institutional Class	(774,811)	(2,116,663)
Net Increase (Decrease)	(1,042,343)	75,671,803
(a) Including undistributed net investment income:	$1,974,362	$0
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West Lifetime 2020 Fund	2017	2016 (a)
OPERATIONS:
Net investment income	$1,821,721	$178,230
Net realized gain	3,897,394	285,946
Net change in unrealized appreciation (depreciation)	804,172	(259,470)
Net Increase in Net Assets Resulting from Operations	6,523,287	204,706
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(293,197)	(45,005)
Service Class	(694,458)	(115,489)
Class L	(1,181,135)	(172)
Institutional Class	(650,273)	(33,351)
From net investment income	(2,819,063)	(194,017)
From net realized gains
Investor Class	(51,902)	(3,089)
Service Class	(166,851)	(9,897)
Class L	(271,083)	(11)
Institutional Class	(133,057)	(2,610)
From net realized gains	(622,893)	(15,607)
Total Distributions	(3,441,956)	(209,624)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	12,319,516	3,388,509
Service Class	24,472,563	11,484,370
Class L	59,502,796	10,000
Institutional Class	28,843,520	2,582,268
Shares issued in reinvestment of distributions
Investor Class	345,099	48,094
Service Class	861,309	125,386
Class L	1,452,218	183
Institutional Class	783,330	35,961
Shares redeemed
Investor Class	(4,503,226)	(456,120)
Service Class	(9,060,540)	(1,746,188)
Class L	(10,852,662)	-
Institutional Class	(12,075,240)	(25,314)
Net Increase in Net Assets Resulting from Capital Share Transactions	92,088,683	15,447,149
Total Increase in Net Assets	95,170,014	15,442,231
NET ASSETS:
Beginning of year	15,442,231	0
End of year	$110,612,245	$15,442,231
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West Lifetime 2020 Fund	2017	2016 (a)
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,099,635	333,157
Service Class	2,256,419	1,116,073
Class L	5,379,337	1,000
Institutional Class	2,710,003	247,660
Shares issued in reinvestment of distributions
Investor Class	31,095	4,724
Service Class	77,582	12,198
Class L	130,586	18
Institutional Class	70,574	3,495
Shares redeemed
Investor Class	(407,728)	(44,525)
Service Class	(837,797)	(169,252)
Class L	(978,420)	-
Institutional Class	(1,108,906)	(2,425)
Net Increase	8,422,380	1,502,123
(a) Fund commenced operations on April 28, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West Lifetime 2025 Fund	2017	2016
OPERATIONS:
Net investment income	$36,206,787	$31,443,920
Net realized gain	85,156,743	54,922,885
Net change in unrealized appreciation (depreciation)	116,774,857	(1,672,214)
Net Increase in Net Assets Resulting from Operations	238,138,387	84,694,591
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(3,057,332)	(3,679,178)
Service Class	(21,867,416)	(24,938,956)
Class L	(4,730,481)	(3,209,511)
Institutional Class	(3,025,637)	(625,047)
From net investment income	(32,680,866)	(32,452,692)
From net realized gains
Investor Class	(7,105,769)	(2,416,173)
Service Class	(53,660,350)	(17,103,694)
Class L	(10,442,035)	(1,915,466)
Institutional Class	(4,799,562)	(403,718)
From net realized gains	(76,007,716)	(21,839,051)
Total Distributions	(108,688,582)	(54,291,743)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	42,382,422	28,787,186
Service Class	244,607,387	213,704,282
Class L	90,057,136	58,814,569
Institutional Class	85,633,931	21,862,061
Shares issued in reinvestment of distributions
Investor Class	10,163,101	6,095,351
Service Class	75,527,766	42,042,650
Class L	15,172,516	5,124,977
Institutional Class	7,825,199	1,028,765
Shares issued in connection with fund reorganization
Investor Class	N/A	178,809,789
Service Class	N/A	1,352,953,758
Class L	N/A	95,969,903
Institutional Class	N/A	30,166,189
Shares redeemed
Investor Class	(91,191,143)	(31,972,527)
Service Class	(438,481,898)	(336,999,518)
Class L	(41,845,318)	(26,449,853)
Institutional Class	(12,374,313)	(27,880,191)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(12,523,214)	1,612,057,391
Total Increase in Net Assets	116,926,591	1,642,460,239
NET ASSETS:
Beginning of year	1,739,666,704	97,206,465
End of year(a)	$1,856,593,295	$1,739,666,704
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West Lifetime 2025 Fund	2017	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	2,850,408	2,057,758
Service Class	16,586,407	15,379,620
Class L	8,476,382	5,782,664
Institutional Class	8,562,561	2,265,104
Shares issued in reinvestment of distributions
Investor Class	678,466	439,912
Service Class	5,066,938	3,051,416
Class L	1,433,747	512,811
Institutional Class	794,817	109,559
Shares issued in connection with fund reorganization
Investor Class	N/A	13,013,464
Service Class	N/A	99,011,453
Class L	N/A	9,597,001
Institutional Class	N/A	3,203,815
Shares redeemed
Investor Class	(6,079,235)	(2,280,001)
Service Class	(29,662,397)	(24,295,345)
Class L	(3,935,553)	(2,604,920)
Institutional Class	(1,238,153)	(2,936,884)
Net Increase	3,534,388	122,307,427
(a) Including undistributed net investment income:	$2,516,967	$0
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West Lifetime 2030 Fund	2017	2016 (a)
OPERATIONS:
Net investment income	$1,754,514	$196,812
Net realized gain	4,529,789	343,147
Net change in unrealized appreciation (depreciation)	1,702,795	(253,993)
Net Increase in Net Assets Resulting from Operations	7,987,098	285,966
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(172,417)	(64,082)
Service Class	(829,857)	(111,923)
Class L	(1,001,040)	(176)
Institutional Class	(728,553)	(35,832)
From net investment income	(2,731,867)	(212,013)
From net realized gains
Investor Class	(36,313)	(4,524)
Service Class	(248,025)	(10,170)
Class L	(263,810)	(13)
Institutional Class	(189,800)	(3,075)
From net realized gains	(737,948)	(17,782)
Total Distributions	(3,469,815)	(229,795)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	6,650,683	4,126,187
Service Class	28,109,344	9,109,614
Class L	47,962,977	10,000
Institutional Class	24,630,028	2,609,144
Shares issued in reinvestment of distributions
Investor Class	208,730	68,606
Service Class	1,077,882	122,093
Class L	1,264,850	189
Institutional Class	918,353	38,907
Shares redeemed
Investor Class	(4,982,109)	(499,603)
Service Class	(7,721,015)	(619,315)
Class L	(10,258,288)	-
Institutional Class	(5,397,094)	(2,862)
Net Increase in Net Assets Resulting from Capital Share Transactions	82,464,341	14,962,960
Total Increase in Net Assets	86,981,624	15,019,131
NET ASSETS:
Beginning of year	15,019,131	0
End of year	$102,000,755	$15,019,131
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West Lifetime 2030 Fund	2017	2016 (a)
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	574,405	408,497
Service Class	2,506,133	874,556
Class L	4,190,464	1,001
Institutional Class	2,253,914	246,921
Shares issued in reinvestment of distributions
Investor Class	18,069	6,706
Service Class	93,105	11,740
Class L	109,125	18
Institutional Class	79,325	3,738
Shares redeemed
Investor Class	(441,156)	(48,742)
Service Class	(679,302)	(59,641)
Class L	(893,399)	-
Institutional Class	(485,525)	(275)
Net Increase	7,325,158	1,444,519
(a) Fund commenced operations on April 28, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West Lifetime 2035 Fund	2017	2016
OPERATIONS:
Net investment income	$31,013,122	$26,049,764
Net realized gain	104,796,770	60,929,756
Net change in unrealized appreciation (depreciation)	133,804,803	(598,706)
Net Increase in Net Assets Resulting from Operations	269,614,695	86,380,814
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(2,826,691)	(3,029,773)
Service Class	(20,501,840)	(20,051,901)
Class L	(4,313,444)	(2,486,128)
Institutional Class	(2,667,115)	(532,725)
From net investment income	(30,309,090)	(26,100,527)
From net realized gains
Investor Class	(7,906,681)	(2,879,691)
Service Class	(59,145,500)	(19,910,316)
Class L	(10,920,839)	(2,209,264)
Institutional Class	(4,619,481)	(476,237)
From net realized gains	(82,592,501)	(25,475,508)
Total Distributions	(112,901,591)	(51,576,035)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	38,021,284	26,635,019
Service Class	255,410,765	203,982,028
Class L	83,933,197	54,786,276
Institutional Class	69,834,924	16,831,768
Shares issued in reinvestment of distributions
Investor Class	10,733,372	5,909,464
Service Class	79,647,340	39,962,217
Class L	15,234,283	4,695,392
Institutional Class	7,286,596	1,008,962
Shares issued in connection with fund reorganization
Investor Class	N/A	157,057,578
Service Class	N/A	1,143,841,207
Class L	N/A	80,298,836
Institutional Class	N/A	17,926,658
Shares redeemed
Investor Class	(80,969,230)	(25,900,575)
Service Class	(404,808,160)	(297,080,395)
Class L	(41,007,782)	(24,508,039)
Institutional Class	(8,905,503)	(13,781,458)
Net Increase in Net Assets Resulting from Capital Share Transactions	24,411,086	1,391,664,938
Total Increase in Net Assets	181,124,190	1,426,469,717
NET ASSETS:
Beginning of year	1,503,257,201	76,787,484
End of year	$1,684,381,391	$1,503,257,201
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West Lifetime 2035 Fund	2017	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	2,551,697	1,953,050
Service Class	17,463,975	15,167,952
Class L	7,733,613	5,364,075
Institutional Class	6,816,624	1,741,158
Shares issued in reinvestment of distributions
Investor Class	711,703	433,187
Service Class	5,354,186	2,971,019
Class L	1,400,357	466,946
Institutional Class	724,093	107,438
Shares issued in connection with fund reorganization
Investor Class	N/A	11,679,121
Service Class	N/A	86,214,181
Class L	N/A	8,029,872
Institutional Class	N/A	1,915,569
Shares redeemed
Investor Class	(5,371,450)	(1,878,687)
Service Class	(27,510,234)	(22,000,188)
Class L	(3,766,725)	(2,405,162)
Institutional Class	(876,759)	(1,455,702)
Net Increase	5,231,080	108,303,829
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West Lifetime 2040 Fund	2017	2016 (a)
OPERATIONS:
Net investment income	$1,114,528	$275,497
Net realized gain	4,541,527	544,750
Net change in unrealized appreciation	982,394	16,912
Net Increase in Net Assets Resulting from Operations	6,638,449	837,159
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(165,454)	(219,596)
Service Class	(732,179)	(76,390)
Class L	(892,034)	(206)
Institutional Class	(487,073)	(31,143)
From net investment income	(2,276,740)	(327,335)
From net realized gains
Investor Class	(72,332)	(35,083)
Service Class	(462,877)	(15,199)
Class L	(506,547)	(35)
Institutional Class	(271,589)	(5,889)
From net realized gains	(1,313,345)	(56,206)
Total Distributions	(3,590,085)	(383,541)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	4,731,875	13,862,507
Service Class	20,513,204	4,987,412
Class L	31,974,943	10,000
Institutional Class	12,046,972	1,828,728
Shares issued in reinvestment of distributions
Investor Class	237,786	254,679
Service Class	1,195,056	91,589
Class L	1,398,581	241
Institutional Class	758,662	37,032
Shares redeemed
Investor Class	(13,145,993)	(3,837,710)
Service Class	(6,633,320)	(434,217)
Class L	(7,312,341)	-
Institutional Class	(2,471,429)	(5,490)
Net Increase in Net Assets Resulting from Capital Share Transactions	43,293,996	16,794,771
Total Increase in Net Assets	46,342,360	17,248,389
NET ASSETS:
Beginning of year	17,248,389	0
End of year	$63,590,749	$17,248,389
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West Lifetime 2040 Fund	2017	2016 (a)
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	408,698	1,384,480
Service Class	1,807,615	477,614
Class L	2,734,816	1,000
Institutional Class	1,078,817	171,106
Shares issued in reinvestment of distributions
Investor Class	20,488	24,740
Service Class	102,136	8,765
Class L	119,402	23
Institutional Class	64,725	3,537
Shares redeemed
Investor Class	(1,150,089)	(378,808)
Service Class	(575,339)	(41,391)
Class L	(622,733)	-
Institutional Class	(212,758)	(512)
Net Increase	3,775,778	1,650,554
(a) Fund commenced operations on April 28, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West Lifetime 2045 Fund	2017	2016
OPERATIONS:
Net investment income	$17,117,040	$13,894,033
Net realized gain	62,265,053	33,288,784
Net change in unrealized appreciation	88,282,509	3,310,960
Net Increase in Net Assets Resulting from Operations	167,664,602	50,493,777
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(1,358,699)	(1,562,355)
Service Class	(11,845,749)	(10,903,364)
Class L	(2,052,448)	(1,182,974)
Institutional Class	(1,618,333)	(266,485)
From net investment income	(16,875,229)	(13,915,178)
From net realized gains
Investor Class	(4,026,413)	(1,415,503)
Service Class	(34,788,609)	(10,311,552)
Class L	(5,410,639)	(997,222)
Institutional Class	(2,856,999)	(220,389)
From net realized gains	(47,082,660)	(12,944,666)
Total Distributions	(63,957,889)	(26,859,844)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	23,800,187	19,437,142
Service Class	187,935,020	146,835,255
Class L	47,625,355	32,310,723
Institutional Class	45,940,696	9,803,688
Shares issued in reinvestment of distributions
Investor Class	5,385,112	2,977,858
Service Class	46,634,358	21,214,916
Class L	7,463,087	2,180,196
Institutional Class	4,475,332	486,874
Shares issued in connection with fund reorganization
Investor Class	N/A	83,346,845
Service Class	N/A	618,809,278
Class L	N/A	38,529,409
Institutional Class	N/A	9,152,068
Shares redeemed
Investor Class	(53,573,543)	(15,335,891)
Service Class	(256,936,868)	(172,846,205)
Class L	(26,565,327)	(15,028,520)
Institutional Class	(5,112,636)	(8,084,952)
Net Increase in Net Assets Resulting from Capital Share Transactions	27,070,773	773,788,684
Total Increase in Net Assets	130,777,486	797,422,617
NET ASSETS:
Beginning of year	836,120,192	38,697,575
End of year	$966,897,678	$836,120,192
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West Lifetime 2045 Fund	2017	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,603,306	1,447,793
Service Class	13,086,952	11,304,081
Class L	4,318,775	3,168,281
Institutional Class	4,387,720	1,013,655
Shares issued in reinvestment of distributions
Investor Class	355,725	220,912
Service Class	3,182,516	1,625,170
Class L	669,805	215,289
Institutional Class	433,890	51,573
Shares issued in connection with fund reorganization
Investor Class	N/A	6,302,013
Service Class	N/A	48,267,443
Class L	N/A	3,852,955
Institutional Class	N/A	978,572
Shares redeemed
Investor Class	(3,565,122)	(1,130,591)
Service Class	(17,841,370)	(13,219,656)
Class L	(2,404,946)	(1,476,599)
Institutional Class	(489,630)	(851,849)
Net Increase	3,737,621	61,769,042
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West Lifetime 2050 Fund	2017	2016 (a)
OPERATIONS:
Net investment income	$609,928	$64,031
Net realized gain	2,046,634	128,856
Net change in unrealized appreciation (depreciation)	853,512	(85,885)
Net Increase in Net Assets Resulting from Operations	3,510,074	107,002
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(40,634)	(19,266)
Service Class	(411,406)	(36,029)
Class L	(289,669)	(177)
Institutional Class	(282,377)	(13,228)
From net investment income	(1,024,086)	(68,700)
From net realized gains
Investor Class	(10,544)	(1,679)
Service Class	(132,248)	(3,657)
Class L	(85,656)	(15)
Institutional Class	(79,409)	(1,246)
From net realized gains	(307,857)	(6,597)
Total Distributions	(1,331,943)	(75,297)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,437,763	1,274,200
Service Class	13,822,956	2,781,983
Class L	13,869,374	10,000
Institutional Class	8,332,518	935,386
Shares issued in reinvestment of distributions
Investor Class	51,178	20,945
Service Class	543,654	39,686
Class L	375,325	192
Institutional Class	361,786	14,474
Shares redeemed
Investor Class	(1,550,096)	(136,507)
Service Class	(3,111,418)	(191,294)
Class L	(4,193,897)	-
Institutional Class	(1,434,900)	(35,554)
Net Increase in Net Assets Resulting from Capital Share Transactions	28,504,243	4,713,511
Total Increase in Net Assets	30,682,374	4,745,216
NET ASSETS:
Beginning of year	4,745,216	0
End of year	$35,427,590	$4,745,216
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West Lifetime 2050 Fund	2017	2016 (a)
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	123,059	125,335
Service Class	1,184,709	265,613
Class L	1,175,281	1,001
Institutional Class	741,040	87,455
Shares issued in reinvestment of distributions
Investor Class	4,246	2,022
Service Class	44,832	3,773
Class L	30,984	18
Institutional Class	29,845	1,376
Shares redeemed
Investor Class	(134,067)	(13,186)
Service Class	(265,495)	(18,296)
Class L	(350,581)	-
Institutional Class	(124,144)	(3,292)
Net Increase	2,459,709	451,819
(a) Fund commenced operations on April 28, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West Lifetime 2055 Fund	2017	2016
OPERATIONS:
Net investment income	$6,430,763	$4,811,082
Net realized gain	20,959,445	10,119,456
Net change in unrealized appreciation	34,822,560	2,176,401
Net Increase in Net Assets Resulting from Operations	62,212,768	17,106,939
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(626,292)	(666,317)
Service Class	(4,481,110)	(3,889,817)
Class L	(389,829)	(183,697)
Institutional Class	(885,437)	(77,959)
From net investment income	(6,382,668)	(4,817,790)
From net realized gains
Investor Class	(1,565,990)	(521,012)
Service Class	(11,119,802)	(3,175,064)
Class L	(756,932)	(129,696)
Institutional Class	(1,307,814)	(55,794)
From net realized gains	(14,750,538)	(3,881,566)
Total Distributions	(21,133,206)	(8,699,356)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	17,646,580	13,628,499
Service Class	115,661,374	75,405,583
Class L	10,860,377	4,489,153
Institutional Class	24,334,197	3,627,399
Shares issued in reinvestment of distributions
Investor Class	2,192,282	1,187,329
Service Class	15,600,912	7,064,881
Class L	1,146,761	313,393
Institutional Class	2,193,251	133,753
Shares issued in connection with fund reorganization
Investor Class	N/A	32,557,227
Service Class	N/A	207,266,132
Class L	N/A	5,390,233
Institutional Class	N/A	1,053,900
Shares redeemed
Investor Class	(27,971,034)	(7,649,936)
Service Class	(122,333,764)	(62,828,467)
Class L	(5,600,520)	(2,851,894)
Institutional Class	(2,174,471)	(2,005,372)
Net Increase in Net Assets Resulting from Capital Share Transactions	31,555,945	276,781,813
Total Increase in Net Assets	72,635,507	285,189,396
NET ASSETS:
Beginning of year	295,522,920	10,333,524
End of year	$368,158,427	$295,522,920
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West Lifetime 2055 Fund	2017	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,003,676	859,940
Service Class	6,757,045	4,895,639
Class L	984,091	439,386
Institutional Class	2,350,036	380,432
Shares issued in reinvestment of distributions
Investor Class	121,674	74,672
Service Class	888,644	456,403
Class L	103,536	31,166
Institutional Class	215,823	14,356
Shares issued in connection with fund reorganization
Investor Class	N/A	2,089,833
Service Class	N/A	13,662,418
Class L	N/A	539,021
Institutional Class	N/A	113,506
Shares redeemed
Investor Class	(1,568,752)	(479,012)
Service Class	(7,143,955)	(4,060,498)
Class L	(513,951)	(280,135)
Institutional Class	(211,124)	(209,766)
Net Increase	2,986,743	18,527,361
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2017	$13.26	0.27	1.20	1.47	(0.23)	(0.38)	(0.61)	$14.12	11.13%
12/31/2016	$12.71	0.34	0.58	0.92	(0.25)	(0.12)	(0.37)	$13.26	7.25%
12/31/2015	$13.78	0.26	(0.42)	(0.16)	(0.27)	(0.64)	(0.91)	$12.71	(1.15%)
12/31/2014	$13.87	0.20	0.69	0.89	(0.27)	(0.71)	(0.98)	$13.78	6.41%
12/31/2013	$13.45	0.33	1.21	1.54	(0.44)	(0.68)	(1.12)	$13.87	11.76%
Service Class
12/31/2017	$13.17	0.26	1.18	1.44	(0.21)	(0.38)	(0.59)	$14.02	10.98%
12/31/2016	$12.62	0.32	0.59	0.91	(0.24)	(0.12)	(0.36)	$13.17	7.18%
12/31/2015	$13.68	0.26	(0.43)	(0.17)	(0.25)	(0.64)	(0.89)	$12.62	(1.25%)
12/31/2014	$13.85	0.48	0.41	0.89	(0.35)	(0.71)	(1.06)	$13.68	6.39%
12/31/2013	$13.48	0.38	1.16	1.54	(0.49)	(0.68)	(1.17)	$13.85	11.64%
Class L
12/31/2017	$10.04	0.21	0.87	1.08	(0.23)	(0.38)	(0.61)	$10.51	10.83%
12/31/2016 (d)	$10.00	0.18	0.21	0.39	(0.25)	(0.10)	(0.35)	$10.04	3.93% (e)
Institutional Class
12/31/2017	$ 9.61	0.33	0.77	1.10	(0.32)	(0.38)	(0.70)	$10.01	11.54%
12/31/2016	$ 9.32	0.27	0.43	0.70	(0.29)	(0.12)	(0.41)	$ 9.61	7.57%
12/31/2015 (f)	$10.00	0.19	(0.50)	(0.31)	(0.29)	(0.08)	(0.37)	$ 9.32	(3.18%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
12/31/2017	$ 92,389	0.47%	0.44%	1.96%	22%
12/31/2016	$108,266	0.47%	0.45%	2.57%	33%
12/31/2015	$ 3,548	0.35%	0.34%	1.87%	46% (i)
12/31/2014	$ 3,728	0.12%	0.12%	1.39%	79%
12/31/2013	$ 21,508	0.12%	0.12%	2.31%	60%
Service Class
12/31/2017	$607,903	0.57%	0.54%	1.90%	22%
12/31/2016	$683,608	0.57%	0.55%	2.42%	33%
12/31/2015	$ 51,634	0.47%	0.45%	1.90%	46% (i)
12/31/2014	$ 38,187	0.22%	0.22%	3.35%	79%
12/31/2013	$ 10,151	0.22%	0.22%	2.71%	60%
Class L
12/31/2017	$260,469	0.72%	0.69%	1.97%	22%
12/31/2016 (d)	$187,837	0.72% (j)	0.69% (j)	2.58% (j)	33%
Institutional Class
12/31/2017	$ 43,287	0.12%	0.09%	3.25%	22%
12/31/2016	$ 12,066	0.12%	0.10%	2.75%	33%
12/31/2015 (f)	$ 10	0.12% (j)	0.09% (j)	2.98% (j)	46% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Class L inception date was April 22, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2017	$10.28	0.45	0.82	1.27	(0.36)	(0.07)	(0.43)	$11.12	12.43%
12/31/2016 (d)	$10.00	0.24	0.24	0.48	(0.19)	(0.01)	(0.20)	$10.28	4.84% (e)
Service Class
12/31/2017	$10.28	0.28	0.97	1.25	(0.31)	(0.07)	(0.38)	$11.15	12.30%
12/31/2016 (d)	$10.00	0.35	0.13	0.48	(0.19)	(0.01)	(0.20)	$10.28	4.85% (e)
Class L
12/31/2017	$10.29	0.43	0.82	1.25	(0.33)	(0.07)	(0.40)	$11.14	12.24%
12/31/2016 (d)	$10.00	0.19	0.28	0.47	(0.17)	(0.01)	(0.18)	$10.29	4.76% (e)
Institutional Class
12/31/2017	$10.28	0.29	1.02	1.31	(0.36)	(0.07)	(0.43)	$11.16	12.81%
12/31/2016 (d)	$10.00	1.26	(0.76)	0.50	(0.21)	(0.01)	(0.22)	$10.28	5.03% (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2017	$11,305	0.47%	0.45%	4.08%	49%
12/31/2016 (d)	$ 3,016	0.47% (h)	0.45% (h)	3.50% (h)	36% (e)
Service Class
12/31/2017	$27,376	0.57%	0.55%	2.51%	49%
12/31/2016 (d)	$ 9,858	0.57% (h)	0.55% (h)	4.97% (h)	36% (e)
Class L
12/31/2017	$50,498	0.72%	0.70%	3.88%	49%
12/31/2016 (d)	$ 10	0.72% (h)	0.45% (h)	2.81% (h)	36% (e)
Institutional Class
12/31/2017	$21,434	0.12%	0.10%	2.62%	49%
12/31/2016 (d)	$ 2,557	0.12% (h)	0.10% (h)	17.84% (h)	36% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2017	$13.97	0.29	1.66	1.95	(0.25)	(0.59)	(0.84)	$15.08	14.14%
12/31/2016	$13.33	0.37	0.70	1.07	(0.26)	(0.17)	(0.43)	$13.97	8.13%
12/31/2015	$15.57	0.28	(0.52)	(0.24)	(0.27)	(1.73)	(2.00)	$13.33	(1.43%)
12/31/2014	$15.96	0.20	0.89	1.09	(0.33)	(1.15)	(1.48)	$15.57	6.81%
12/31/2013	$14.42	0.36	2.29	2.65	(0.42)	(0.69)	(1.11)	$15.96	18.52%
Service Class
12/31/2017	$13.90	0.29	1.63	1.92	(0.24)	(0.59)	(0.83)	$14.99	13.96%
12/31/2016	$13.26	0.35	0.71	1.06	(0.25)	(0.17)	(0.42)	$13.90	8.07%
12/31/2015	$15.50	0.29	(0.54)	(0.25)	(0.26)	(1.73)	(1.99)	$13.26	(1.54%)
12/31/2014	$16.00	0.46	0.61	1.07	(0.42)	(1.15)	(1.57)	$15.50	6.61%
12/31/2013	$14.46	0.42	2.21	2.63	(0.40)	(0.69)	(1.09)	$16.00	18.38%
Class L
12/31/2017	$10.05	0.22	1.15	1.37	(0.27)	(0.59)	(0.86)	$10.56	13.81%
12/31/2016 (d)	$10.00	0.19	0.28	0.47	(0.27)	(0.15)	(0.42)	$10.05	4.72% (e)
Institutional Class
12/31/2017	$ 9.40	0.34	1.01	1.35	(0.36)	(0.59)	(0.95)	$ 9.80	14.56%
12/31/2016	$ 9.13	0.35	0.40	0.75	(0.31)	(0.17)	(0.48)	$ 9.40	8.37%
12/31/2015 (f)	$10.00	0.19	(0.58)	(0.39)	(0.31)	(0.17)	(0.48)	$ 9.13	(3.99%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
12/31/2017	$ 173,780	0.47%	0.45%	1.92%	21%
12/31/2016	$ 196,646	0.47%	0.46%	2.63%	27%
12/31/2015	$ 11,234	0.36%	0.35%	1.85%	35% (i)
12/31/2014	$ 10,799	0.12%	0.12%	1.20%	66%
12/31/2013	$ 57,694	0.12%	0.12%	2.32%	30%
Service Class
12/31/2017	$1,373,819	0.57%	0.55%	1.93%	21%
12/31/2016	$1,384,606	0.57%	0.56%	2.50%	27%
12/31/2015	$ 85,963	0.47%	0.46%	1.98%	35% (i)
12/31/2014	$ 52,897	0.22%	0.22%	2.80%	66%
12/31/2013	$ 16,070	0.22%	0.22%	2.65%	30%
Class L
12/31/2017	$ 203,493	0.72%	0.70%	2.05%	21%
12/31/2016 (d)	$ 133,562	0.72% (j)	0.71% (j)	2.67% (j)	27%
Institutional Class
12/31/2017	$ 105,501	0.12%	0.10%	3.42%	21%
12/31/2016	$ 24,853	0.12%	0.11%	3.68%	27%
12/31/2015 (f)	$ 10	0.11% (j)	0.11% (j)	2.98% (j)	35% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Class L inception date was April 22, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2017	$10.40	0.35	1.32	1.67	(0.36)	(0.10)	(0.46)	$11.61	16.18%
12/31/2016 (d)	$10.00	0.26	0.34	0.60	(0.19)	(0.01)	(0.20)	$10.40	6.11% (e)
Service Class
12/31/2017	$10.40	0.30	1.37	1.67	(0.33)	(0.10)	(0.43)	$11.64	16.13%
12/31/2016 (d)	$10.00	0.56	0.05	0.61	(0.20)	(0.01)	(0.21)	$10.40	6.17% (e)
Class L
12/31/2017	$10.41	0.48	1.18	1.66	(0.35)	(0.10)	(0.45)	$11.62	16.04%
12/31/2016 (d)	$10.00	0.19	0.41	0.60	(0.18)	(0.01)	(0.19)	$10.41	6.03% (e)
Institutional Class
12/31/2017	$10.40	0.32	1.40	1.72	(0.38)	(0.10)	(0.48)	$11.64	16.60%
12/31/2016 (d)	$10.00	1.42	(0.80)	0.62	(0.21)	(0.01)	(0.22)	$10.40	6.32% (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2017	$ 6,011	0.47%	0.46%	3.09%	35%
12/31/2016 (d)	$ 3,810	0.47% (h)	0.46% (h)	3.71% (h)	17% (e)
Service Class
12/31/2017	$31,962	0.57%	0.56%	2.61%	35%
12/31/2016 (d)	$ 8,594	0.57% (h)	0.56% (h)	7.93% (h)	17% (e)
Class L
12/31/2017	$39,597	0.72%	0.71%	4.12%	35%
12/31/2016 (d)	$ 11	0.72% (h)	0.47% (h)	2.83% (h)	17% (e)
Institutional Class
12/31/2017	$24,430	0.12%	0.11%	2.84%	35%
12/31/2016 (d)	$ 2,605	0.12% (h)	0.11% (h)	19.81% (h)	17% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2017	$13.75	0.27	2.22	2.49	(0.26)	(0.72)	(0.98)	$15.26	18.36%
12/31/2016	$13.05	0.35	0.82	1.17	(0.24)	(0.23)	(0.47)	$13.75	9.04%
12/31/2015	$16.51	0.27	(0.59)	(0.32)	(0.25)	(2.89)	(3.14)	$13.05	(1.62%)
12/31/2014	$17.19	0.16	0.98	1.14	(0.27)	(1.55)	(1.82)	$16.51	6.60%
12/31/2013	$14.86	0.38	3.04	3.42	(0.43)	(0.66)	(1.09)	$17.19	23.34%
Service Class
12/31/2017	$13.57	0.27	2.16	2.43	(0.25)	(0.72)	(0.97)	$15.03	18.13%
12/31/2016	$12.88	0.33	0.82	1.15	(0.23)	(0.23)	(0.46)	$13.57	8.98%
12/31/2015	$16.34	0.28	(0.61)	(0.33)	(0.24)	(2.89)	(3.13)	$12.88	(1.74%)
12/31/2014	$17.20	0.44	0.68	1.12	(0.43)	(1.55)	(1.98)	$16.34	6.44%
12/31/2013	$14.88	0.45	2.95	3.40	(0.42)	(0.66)	(1.08)	$17.20	23.06%
Class L
12/31/2017	$10.11	0.22	1.58	1.80	(0.28)	(0.72)	(1.00)	$10.91	18.06%
12/31/2016 (d)	$10.00	0.19	0.37	0.56	(0.25)	(0.20)	(0.45)	$10.11	5.63% (e)
Institutional Class
12/31/2017	$ 9.41	0.37	1.36	1.73	(0.37)	(0.72)	(1.09)	$10.05	18.69%
12/31/2016	$ 9.07	0.39	0.47	0.86	(0.29)	(0.23)	(0.52)	$ 9.41	9.56%
12/31/2015 (f)	$10.00	0.18	(0.65)	(0.47)	(0.29)	(0.17)	(0.46)	$ 9.07	(4.81%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
12/31/2017	$ 162,090	0.47%	0.46%	1.82%	22%
12/31/2016	$ 175,123	0.47%	0.47%	2.58%	25%
12/31/2015	$ 7,131	0.36%	0.35%	1.72%	27% (i)
12/31/2014	$ 6,688	0.12%	0.12%	0.91%	51%
12/31/2013	$ 59,137	0.12%	0.12%	2.31%	22%
Service Class
12/31/2017	$1,248,639	0.57%	0.56%	1.85%	22%
12/31/2016	$1,190,559	0.57%	0.57%	2.43%	25%
12/31/2015	$ 69,647	0.47%	0.47%	1.83%	27% (i)
12/31/2014	$ 44,111	0.22%	0.22%	2.49%	51%
12/31/2013	$ 17,951	0.22%	0.22%	2.71%	22%
Class L
12/31/2017	$ 183,489	0.72%	0.71%	2.01%	22%
12/31/2016 (d)	$ 115,848	0.72% (j)	0.71% (j)	2.71% (j)	25%
Institutional Class
12/31/2017	$ 90,164	0.12%	0.11%	3.64%	22%
12/31/2016	$ 21,727	0.12%	0.11%	4.05%	25%
12/31/2015 (f)	$ 10	0.12% (j)	0.12% (j)	2.85% (j)	27% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Class L inception date was April 22, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2017	$10.45	0.16	1.86	2.02	(0.51)	(0.28)	(0.79)	$11.68	19.53%
12/31/2016 (d)	$10.00	0.24	0.46	0.70	(0.22)	(0.03)	(0.25)	$10.45	7.09% (e)
Service Class
12/31/2017	$10.44	0.30	1.71	2.01	(0.45)	(0.28)	(0.73)	$11.72	19.34%
12/31/2016 (d)	$10.00	0.55	0.15	0.70	(0.23)	(0.03)	(0.26)	$10.44	7.08% (e)
Class L
12/31/2017	$10.46	0.53	1.47	2.00	(0.47)	(0.28)	(0.75)	$11.71	19.22%
12/31/2016 (d)	$10.00	0.19	0.50	0.69	(0.20)	(0.03)	(0.23)	$10.46	7.04% (e)
Institutional Class
12/31/2017	$10.46	0.33	1.72	2.05	(0.49)	(0.28)	(0.77)	$11.74	19.78%
12/31/2016 (d)	$10.00	1.47	(0.74)	0.73	(0.24)	(0.03)	(0.27)	$10.46	7.44% (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2017	$ 3,616	0.47%	0.46%	1.40%	60%
12/31/2016 (d)	$10,771	0.47% (h)	0.46% (h)	3.38% (h)	40% (e)
Service Class
12/31/2017	$20,851	0.57%	0.57%	2.61%	60%
12/31/2016 (d)	$ 4,646	0.57% (h)	0.56% (h)	7.76% (h)	40% (e)
Class L
12/31/2017	$26,149	0.72%	0.72%	4.49%	60%
12/31/2016 (d)	$ 11	0.72% (h)	0.47% (h)	2.75% (h)	40% (e)
Institutional Class
12/31/2017	$12,975	0.12%	0.11%	2.82%	60%
12/31/2016 (d)	$ 1,821	0.12% (h)	0.12% (h)	20.33% (h)	40% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2017	$13.60	0.25	2.50	2.75	(0.25)	(0.72)	(0.97)	$15.38	20.43%
12/31/2016	$12.82	0.34	0.88	1.22	(0.23)	(0.21)	(0.44)	$13.60	9.53%
12/31/2015	$17.18	0.27	(0.66)	(0.39)	(0.24)	(3.73)	(3.97)	$12.82	(1.90%)
12/31/2014	$17.49	0.14	0.85	0.99	(0.05)	(1.25)	(1.30)	$17.18	5.60%
12/31/2013	$15.08	0.37	3.16	3.53	(0.43)	(0.69)	(1.12)	$17.49	23.62%
Service Class
12/31/2017	$13.18	0.26	2.38	2.64	(0.24)	(0.72)	(0.96)	$14.86	20.27%
12/31/2016	$12.44	0.31	0.86	1.17	(0.22)	(0.21)	(0.43)	$13.18	9.40%
12/31/2015	$16.78	0.27	(0.66)	(0.39)	(0.22)	(3.73)	(3.95)	$12.44	(1.92%)
12/31/2014	$17.47	0.45	0.57	1.02	(0.46)	(1.25)	(1.71)	$16.78	5.75%
12/31/2013	$15.06	0.42	3.10	3.52	(0.42)	(0.69)	(1.11)	$17.47	23.54%
Class L
12/31/2017	$10.18	0.22	1.80	2.02	(0.26)	(0.72)	(0.98)	$11.22	20.14%
12/31/2016 (d)	$10.00	0.19	0.40	0.59	(0.23)	(0.18)	(0.41)	$10.18	5.94% (e)
Institutional Class
12/31/2017	$ 9.47	0.40	1.54	1.94	(0.36)	(0.72)	(1.08)	$10.33	20.76%
12/31/2016	$ 9.06	0.37	0.52	0.89	(0.27)	(0.21)	(0.48)	$ 9.47	9.88%
12/31/2015 (f)	$10.00	0.18	(0.70)	(0.52)	(0.27)	(0.15)	(0.42)	$ 9.06	(5.23%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
12/31/2017	$ 82,795	0.47%	0.46%	1.68%	22%
12/31/2016	$ 95,070	0.47%	0.47%	2.55%	23%
12/31/2015	$ 1,918	0.36%	0.35%	1.67%	28% (i)
12/31/2014	$ 1,819	0.12%	0.12%	0.80%	49%
12/31/2013	$ 35,614	0.12%	0.12%	2.22%	24%
Service Class
12/31/2017	$733,375	0.57%	0.56%	1.82%	22%
12/31/2016	$671,090	0.57%	0.57%	2.36%	23%
12/31/2015	$ 36,770	0.47%	0.47%	1.77%	28% (i)
12/31/2014	$ 23,717	0.22%	0.22%	2.52%	49%
12/31/2013	$ 7,793	0.22%	0.22%	2.52%	24%
Class L
12/31/2017	$ 93,630	0.72%	0.71%	1.95%	22%
12/31/2016 (d)	$ 58,663	0.72% (j)	0.72% (j)	2.68% (j)	23%
Institutional Class
12/31/2017	$ 57,098	0.12%	0.11%	3.82%	22%
12/31/2016	$ 11,297	0.12%	0.12%	3.94%	23%
12/31/2015 (f)	$ 9	0.12% (j)	0.11% (j)	2.80% (j)	28% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Class L inception date was April 22, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2017	$10.50	0.25	1.90	2.15	(0.39)	(0.12)	(0.51)	$12.14	20.59%
12/31/2016 (d)	$10.00	0.26	0.44	0.70	(0.19)	(0.01)	(0.20)	$10.50	7.15% (e)
Service Class
12/31/2017	$10.50	0.35	1.81	2.16	(0.37)	(0.12)	(0.49)	$12.17	20.67%
12/31/2016 (d)	$10.00	0.45	0.26	0.71	(0.20)	(0.01)	(0.21)	$10.50	7.16% (e)
Class L
12/31/2017	$10.51	0.47	1.67	2.14	(0.38)	(0.12)	(0.50)	$12.15	20.46%
12/31/2016 (d)	$10.00	0.18	0.52	0.70	(0.18)	(0.01)	(0.19)	$10.51	7.05% (e)
Institutional Class
12/31/2017	$10.51	0.34	1.87	2.21	(0.41)	(0.12)	(0.53)	$12.19	21.16%
12/31/2016 (d)	$10.00	1.43	(0.70)	0.73	(0.21)	(0.01)	(0.22)	$10.51	7.45% (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2017	$ 1,304	0.47%	0.46%	2.15%	35%
12/31/2016 (d)	$ 1,198	0.47% (h)	0.46% (h)	3.66% (h)	17% (e)
Service Class
12/31/2017	$14,786	0.57%	0.57%	2.99%	35%
12/31/2016 (d)	$ 2,637	0.57% (h)	0.56% (h)	6.37% (h)	17% (e)
Class L
12/31/2017	$10,409	0.72%	0.72%	3.89%	35%
12/31/2016 (d)	$ 11	0.72% (h)	0.47% (h)	2.69% (h)	17% (e)
Institutional Class
12/31/2017	$ 8,929	0.12%	0.12%	2.88%	35%
12/31/2016 (d)	$ 899	0.12% (h)	0.12% (h)	19.78% (h)	17% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2017	$16.04	0.30	3.01	3.31	(0.29)	(0.71)	(1.00)	$18.35	20.80%
12/31/2016	$15.10	0.42	1.00	1.42	(0.27)	(0.21)	(0.48)	$16.04	9.44%
12/31/2015	$17.45	0.30	(0.71)	(0.41)	(0.25)	(1.69)	(1.94)	$15.10	(2.17%)
12/31/2014	$17.56	0.15	0.79	0.94	(0.07)	(0.98)	(1.05)	$17.45	5.27%
12/31/2013	$15.17	0.44	3.06	3.50	(0.45)	(0.66)	(1.11)	$17.56	23.26%
Service Class
12/31/2017	$15.62	0.32	2.88	3.20	(0.28)	(0.71)	(0.99)	$17.83	20.67%
12/31/2016	$14.71	0.37	1.01	1.38	(0.26)	(0.21)	(0.47)	$15.62	9.39%
12/31/2015	$17.05	0.30	(0.71)	(0.41)	(0.24)	(1.69)	(1.93)	$14.71	(2.26%)
12/31/2014	$17.50	0.42	0.48	0.90	(0.37)	(0.98)	(1.35)	$17.05	5.08%
12/31/2013	$15.12	0.38	3.10	3.48	(0.44)	(0.66)	(1.10)	$17.50	23.18%
Class L
12/31/2017	$10.12	0.25	1.80	2.05	(0.33)	(0.71)	(1.04)	$11.13	20.53%
12/31/2016 (d)	$10.00	0.19	0.40	0.59	(0.28)	(0.19)	(0.47)	$10.12	5.88% (e)
Institutional Class
12/31/2017	$ 9.34	0.44	1.51	1.95	(0.41)	(0.71)	(1.12)	$10.17	21.24%
12/31/2016	$ 8.99	0.42	0.46	0.88	(0.32)	(0.21)	(0.53)	$ 9.34	9.87%
12/31/2015 (f)	$10.00	0.18	(0.74)	(0.56)	(0.29)	(0.16)	(0.45)	$ 8.99	(5.67%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
12/31/2017	$ 38,953	0.47%	0.46%	1.71%	25%
12/31/2016	$ 41,159	0.47%	0.47%	2.66%	20%
12/31/2015	$ 320	0.36%	0.36%	1.74%	26% (i)
12/31/2014	$ 258	0.12%	0.12%	0.83%	75%
12/31/2013	$ 3,809	0.12%	0.12%	2.58%	40%
Service Class
12/31/2017	$287,723	0.57%	0.56%	1.86%	25%
12/31/2016	$244,187	0.57%	0.57%	2.42%	20%
12/31/2015	$ 10,004	0.48%	0.47%	1.84%	26% (i)
12/31/2014	$ 5,713	0.22%	0.22%	2.34%	75%
12/31/2013	$ 2,187	0.22%	0.22%	2.26%	40%
Class L
12/31/2017	$ 14,498	0.72%	0.71%	2.23%	25%
12/31/2016 (d)	$ 7,380	0.72% (j)	0.71% (j)	2.62% (j)	20%
Institutional Class
12/31/2017	$ 26,985	0.12%	0.11%	4.30%	25%
12/31/2016	$ 2,797	0.12%	0.12%	4.43%	20%
12/31/2015 (f)	$ 9	0.12% (j)	0.12% (j)	2.71% (j)	26% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Class L inception date was April 22, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-eight funds. Interests in the Great-West Lifetime 2015 Fund, the Great-West Lifetime 2020 Fund, the Great-West Lifetime 2025 Fund, the Great-West Lifetime 2030 Fund, the Great-West Lifetime 2035 Fund, the Great-West Lifetime 2040 Fund, the Great-West Lifetime 2045 Fund, Great-West Lifetime 2050 Fund and the Great-West Lifetime 2055 Fund (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek capital appreciation and income consistent with its current asset allocation, except the investment objective of the Great-West Lifetime 2015 Fund is to seek income and secondarily, capital growth. After the transition year, noted in the name of the Fund, the investment objective is to seek income and secondarily, capital growth. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Effective May 1, 2017, Class T and Class T1 changed names to Investor Class and Service Class, respectively. Each of the Funds offer four share classes, referred to as Investor Class, Service Class, Class L and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Annual Report - December 31, 2017

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2017, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. Each Fund recognizes transfers between levels as of the beginning of the reporting period. During the period, the GWL&A Contract transferred from Level 3 to Level 2 as all significant inputs were observable.
The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2017:
	Great-West Lifetime 2015 Fund	Great-West Lifetime 2020 Fund	Great-West Lifetime 2025 Fund
Beginning Balance, January 01, 2017	$ 74,322,039	$ 845,568	$ 62,154,839
Total interest received	-	-	-
Purchases	-	-	-
Sales	-	-	-
Transfers out	(74,322,039)	(845,568)	(62,154,839)
Ending Balance, December 31, 2017	$ 0	$ 0	$ 0
	Great-West Lifetime 2030 Fund	Great-West Lifetime 2035 Fund	Great-West Lifetime 2040 Fund
Beginning Balance, January 01, 2017	$ 288,421	$ 12,646,756	$ 48,237
Total interest received	-	-	-
Purchases	-	-	-
Sales	-	-	-
Transfers out	(288,421)	(12,646,756)	(48,237)
Ending Balance, December 31, 2017	$ 0	$ 0	$ 0
Great-West Lifetime 2045 Fund
Beginning Balance, January 01, 2017	$ 251,052
Total interest received	-
Purchases	-
Sales	-
Transfers out	(251,052)
Ending Balance, December 31, 2017	$ 0
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

Annual Report - December 31, 2017

Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2017 and 2016 were as follows:
Great-West Lifetime 2015 Fund
	2017	2016
Ordinary income	$17,146,952	$16,990,228
Long-term capital gain	29,289,408	10,994,383
	$46,436,360	$27,984,611
Great-West Lifetime 2020 Fund
	2017	2016
Ordinary income	$2,819,063	$194,017
Long-term capital gain	622,893	15,607
	$3,441,956	$209,624
Great-West Lifetime 2025 Fund
	2017	2016
Ordinary income	$32,680,866	$30,543,370
Long-term capital gain	76,007,716	23,748,373
	$108,688,582	$54,291,743
Great-West Lifetime 2030 Fund
	2017	2016
Ordinary income	$2,731,867	$212,013
Long-term capital gain	737,948	17,782
	$3,469,815	$229,795
Great-West Lifetime 2035 Fund
	2017	2016
Ordinary income	$30,305,145	$25,551,142
Long-term capital gain	82,596,446	26,024,893
	$112,901,591	$51,576,035
Great-West Lifetime 2040 Fund
	2017	2016
Ordinary income	$2,276,740	$327,335
Long-term capital gain	1,313,345	56,206
	$3,590,085	$383,541

Annual Report - December 31, 2017

Great-West Lifetime 2045 Fund
	2017	2016
Ordinary income	$16,797,915	$13,691,285
Long-term capital gain	47,159,974	13,168,559
	$63,957,889	$26,859,844
Great-West Lifetime 2050 Fund
	2017	2016
Ordinary income	$1,024,086	$68,700
Long-term capital gain	307,857	6,597
	$1,331,943	$75,297
Great-West Lifetime 2055 Fund
	2017	2016
Ordinary income	$6,324,111	$4,763,838
Long-term capital gain	14,809,095	3,935,518
	$21,133,206	$8,699,356
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2017. Net assets of each Fund were unaffected by the reclassifications.
	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
Great-West Lifetime 2015 Fund	$—	$ (584,170)	$ 584,170
Great-West Lifetime 2020 Fund	—	997,342	(997,342)
Great-West Lifetime 2025 Fund	—	(1,008,954)	1,008,954
Great-West Lifetime 2030 Fund	—	977,353	(977,353)
Great-West Lifetime 2035 Fund	—	(704,032)	704,032
Great-West Lifetime 2040 Fund	—	1,162,212	(1,162,212)
Great-West Lifetime 2045 Fund	—	(241,811)	241,811
Great-West Lifetime 2050 Fund	—	414,158	(414,158)
Great-West Lifetime 2055 Fund	—	(48,095)	48,095
The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2017, the components of distributable earnings on a tax basis were as follows:
Great-West Lifetime 2015 Fund
Undistributed net investment income	$1,974,362
Undistributed long-term capital gains	21,262,633
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	20,963,959
Tax composition of capital	$44,200,954

Annual Report - December 31, 2017

Great-West Lifetime 2020 Fund
Undistributed net investment income	$314,442
Undistributed long-term capital gains	2,316,582
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	445,389
Tax composition of capital	$3,076,413
Great-West Lifetime 2025 Fund
Undistributed net investment income	$2,516,967
Undistributed long-term capital gains	53,288,919
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	73,281,774
Tax composition of capital	$129,087,660
Great-West Lifetime 2030 Fund
Undistributed net investment income	$369,292
Undistributed long-term capital gains	2,866,979
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	1,337,183
Tax composition of capital	$4,573,454
Great-West Lifetime 2035 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	71,110,549
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	104,302,903
Tax composition of capital	$175,413,452
Great-West Lifetime 2040 Fund
Undistributed net investment income	$389,202
Undistributed long-term capital gains	2,227,022
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	885,758
Tax composition of capital	$3,501,982
Great-West Lifetime 2045 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	44,279,046
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	65,141,186
Tax composition of capital	$109,420,232

Annual Report - December 31, 2017

Great-West Lifetime 2050 Fund
Undistributed net investment income	$183,240
Undistributed long-term capital gains	1,292,139
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	734,457
Tax composition of capital	$2,209,836
Great-West Lifetime 2055 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	16,197,857
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	23,399,792
Tax composition of capital	$39,597,649
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2017 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments
Great-West Lifetime 2015 Fund	$983,549,206	$51,908,780	$(30,944,821)	$20,963,959
Great-West Lifetime 2020 Fund	110,212,559	1,833,301	(1,387,912)	445,389
Great-West Lifetime 2025 Fund	1,784,147,694	92,115,613	(18,833,839)	73,281,774
Great-West Lifetime 2030 Fund	100,704,119	2,720,997	(1,383,814)	1,337,183
Great-West Lifetime 2035 Fund	1,580,855,727	144,680,516	(40,377,613)	104,302,903
Great-West Lifetime 2040 Fund	62,731,758	1,912,234	(1,026,476)	885,758
Great-West Lifetime 2045 Fund	902,200,654	76,070,028	(10,928,842)	65,141,186
Great-West Lifetime 2050 Fund	34,707,525	1,199,611	(465,154)	734,457
Great-West Lifetime 2055 Fund	344,922,142	27,343,362	(3,943,570)	23,399,792
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract, and to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from unaffiliated underlying funds. The amount waived, if any, is reflected in the Statement of Operations.
Great-West Funds has entered into an shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to Investor Class, Service Class and Class L shareholders and account owners and receives from the Investor Class, Service Class and Class L shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Service Class and Class L shares and for providing or arranging for the provision of services to Service Class and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily

Annual Report - December 31, 2017

net assets of the Service Class shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Service Class and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-eight funds for which they serve as directors was $696,375 for the year ended December 31, 2017.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2017, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	11,185,586	$109,554,060	$18,776,426	$20,109,285	$ 126,356	$ 726,411	$ 2,787,910	$108,947,612	10.85%
Great-West Core Bond Fund Institutional Class	5,489,739	53,910,947	9,066,331	9,622,867	125,898	664,620	1,560,022	54,019,031	5.38
Great-West Loomis Sayles Bond Fund Institutional Class	4,792,758	47,847,960	7,593,087	11,317,697	(820,594)	2,270,549	1,681,125	46,393,899	4.62
Great-West Putnam High Yield Bond Institutional Class	4,291,516	47,850,791	8,294,602	15,858,883	(439,671)	1,298,282	2,368,614	41,584,792	4.14
Great-West Short Duration Bond Fund Institutional Class	3,836,611	31,859,021	11,538,284	5,661,998	(83,952)	93,683	764,296	37,828,990	3.77
Great-West Templeton Global Bond Fund Institutional Class	2,675,083	26,965,326	5,101,984	8,109,379	(417,605)	652,829	483,891	24,610,760	2.45
					(1,509,568)	5,706,374	9,645,858	313,385,084	31.21
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	328,350	4,146,112	663,404	1,375,622	163,083	374,968	-	3,808,862	0.38
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,542,013	16,530,931	4,534,408	5,853,187	157,732	69,201	1,614,460	15,281,353	1.52
Great-West International Index Fund Institutional Class	4,937,197	50,034,659	7,952,493	15,816,103	309,340	9,472,029	1,338,748	51,643,078	5.14
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	559,560	7,231,853	2,391,468	4,174,009	193,247	(732,221)	52,733	4,717,091	0.47
Great-West MFS International Growth Fund Institutional Class	1,165,277	11,218,589	2,118,746	3,975,813	(118,571)	2,302,896	195,482	11,664,418	1.16
Great-West MFS International Value Fund Institutional Class	2,471,787	27,500,015	5,128,360	8,658,603	774,992	4,480,502	504,566	28,450,274	2.83

Annual Report - December 31, 2017

Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	3,969,147	$ 39,299,539	$ 9,806,487	$13,550,129	$ 967,655	$ 7,152,127	$ 485,848	$ 42,708,024	4.25%
Great-West Putnam Equity Income Fund Institutional Class	2,196,773	24,055,107	4,814,938	8,531,238	129,135	1,936,468	300,062	22,275,275	2.22
Great-West Real Estate Index Fund Institutional Class	1,404,898	12,549,329	3,915,873	3,754,906	(195,299)	(108,360)	258,760	12,601,936	1.26
Great-West S&P 500® Index Fund Institutional Class	7,801,430	87,499,783	14,465,525	19,895,210	6,800,215	5,071,877	2,440,236	87,141,975	8.68
Great-West S&P Mid Cap 400® Index Fund Institutional Class	3,739,375	37,524,006	9,023,069	10,206,617	963,088	1,090,680	733,597	37,431,138	3.73
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,899,365	22,138,857	6,677,424	9,895,445	589,122	(553,976)	548,902	18,366,860	1.83
Great-West T. Rowe Price Equity Income Fund Institutional Class	2,495,456	24,044,438	5,962,260	9,087,471	(744,844)	1,365,197	873,655	22,284,424	2.22
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	2,124,331	16,909,720	5,702,903	5,894,054	(452,020)	1,656,897	215,299	18,375,466	1.83
					9,536,875	33,578,285	9,562,348	376,750,174	37.52
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	88,157,156	74,322,039	25,238,298	12,579,930	-	-	1,176,749	88,157,156	8.78
					0	0	1,176,749	88,157,156	8.78
				Total	$ 8,027,307	$39,284,659	$20,384,955	$778,292,414	77.51%
Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,272,172	$1,715,405	$13,510,739	$2,817,777	$ (13,188)	$ (17,414)	$ 210,011	$12,390,953	11.20%
Great-West Core Bond Fund Institutional Class	620,615	840,819	6,627,733	1,389,678	(12,161)	27,976	105,134	6,106,850	5.52
Great-West Loomis Sayles Bond Fund Institutional Class	533,690	738,741	5,686,412	1,262,588	16,229	3,557	127,733	5,166,122	4.67
Great-West Putnam High Yield Bond Institutional Class	453,173	714,428	5,349,396	1,615,838	26,942	(56,744)	186,512	4,391,242	3.97
Great-West Short Duration Bond Fund Institutional Class	321,898	362,113	3,438,586	610,336	(132)	(16,450)	42,777	3,173,913	2.87
Great-West Templeton Global Bond Fund Institutional Class	285,707	396,555	3,086,656	808,368	33,147	(46,339)	25,329	2,628,504	2.38
					50,837	(105,414)	697,496	33,857,584	30.61
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	40,014	70,614	520,291	150,632	11,364	23,890	-	464,163	0.42

Annual Report - December 31, 2017

Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	188,579	$ 286,279	$ 2,308,988	$ 620,082	$ 33,987	$(106,364)	$ 181,304	$ 1,868,821	1.69%
Great-West International Index Fund Institutional Class	633,545	916,572	6,887,715	1,469,194	170,617	291,791	169,182	6,626,884	5.99
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	74,691	136,386	1,047,455	483,777	(4,459)	(70,422)	4,732	629,642	0.57
Great-West MFS International Growth Fund Institutional Class	149,263	206,779	1,579,647	327,529	45,063	35,223	24,680	1,494,120	1.35
Great-West MFS International Value Fund Institutional Class	317,276	504,539	3,820,315	823,668	92,368	150,660	59,795	3,651,846	3.30
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	484,485	679,080	5,531,609	1,161,710	144,116	164,083	52,979	5,213,062	4.71
Great-West Putnam Equity Income Fund Institutional Class	268,149	416,611	3,169,211	881,978	58,041	15,189	23,284	2,719,033	2.46
Great-West Real Estate Index Fund Institutional Class	157,028	205,317	1,621,804	388,426	(11,232)	(30,157)	18,387	1,408,538	1.27
Great-West S&P 500® Index Fund Institutional Class	954,596	1,512,820	11,418,114	2,621,067	214,181	352,973	228,351	10,662,840	9.64
Great-West S&P Mid Cap 400® Index Fund Institutional Class	457,062	654,062	5,177,445	1,215,050	53,825	(41,270)	70,370	4,575,187	4.14
Great-West S&P Small Cap 600® Index Fund Institutional Class	254,784	418,050	3,289,638	1,131,563	35,535	(112,364)	61,693	2,463,761	2.23
Great-West T. Rowe Price Equity Income Fund Institutional Class	304,464	420,521	3,289,062	897,779	35,145	(92,935)	84,781	2,718,869	2.46
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	259,310	297,822	2,572,433	513,888	33,067	(113,332)	24,194	2,243,035	2.03
					911,618	466,965	1,003,732	46,739,801	42.26
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	7,397,749	845,568	7,921,848	1,422,612	-	-	52,945	7,397,749	6.69
					0	0	52,945	7,397,749	6.69
				Total	$962,455	$ 361,551	$1,754,173	$87,995,134	79.56%
Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	20,087,937	$176,718,102	$40,834,197	$22,915,440	$ 169,451	$ 1,019,650	$ 4,800,945	$ 195,656,509	10.54%
Great-West Core Bond Fund Institutional Class	9,762,463	86,592,855	20,080,463	11,716,122	134,239	1,105,444	2,634,324	96,062,640	5.18
Great-West Loomis Sayles Bond Fund Institutional Class	8,311,581	75,418,511	12,613,370	10,583,240	(763,245)	3,007,464	2,798,410	80,456,105	4.33

Annual Report - December 31, 2017

Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
Great-West Putnam High Yield Bond Institutional Class	6,749,992	$ 70,894,567	$12,075,169	$19,314,483	$ (542,426)	$ 1,752,167	$ 3,665,500	$ 65,407,420	3.52%
Great-West Short Duration Bond Fund Institutional Class	3,729,111	26,678,642	13,600,089	3,522,820	(50,702)	13,121	701,773	36,769,032	1.98
Great-West Templeton Global Bond Fund Institutional Class	4,244,087	38,808,929	7,290,972	8,231,225	(913,861)	1,176,919	722,081	39,045,595	2.10
					(1,966,544)	8,074,765	15,323,033	513,397,301	27.65
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	767,007	9,124,735	1,356,867	2,489,088	309,748	904,771	-	8,897,285	0.48
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	3,599,665	36,718,408	9,813,943	10,930,053	356,797	70,381	3,749,221	35,672,679	1.92
Great-West International Index Fund Institutional Class	12,755,737	125,535,415	15,690,004	28,566,869	4,143,753	20,766,461	3,450,190	133,425,011	7.19
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,560,527	18,903,904	6,361,797	11,066,108	(460,834)	(1,044,345)	143,952	13,155,247	0.71
Great-West MFS International Growth Fund Institutional Class	3,009,813	28,269,960	4,130,286	7,781,580	79,972	5,509,561	503,749	30,128,227	1.62
Great-West MFS International Value Fund Institutional Class	6,381,073	69,107,234	10,017,936	16,366,520	2,700,691	10,687,498	1,300,004	73,446,148	3.96
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	9,297,410	87,421,933	21,014,001	24,001,439	2,780,916	15,605,632	1,132,696	100,040,127	5.39
Great-West Putnam Equity Income Fund Institutional Class	5,142,933	53,689,729	10,529,642	15,130,487	1,605,406	3,060,461	694,464	52,149,345	2.81
Great-West Real Estate Index Fund Institutional Class	2,676,987	22,651,187	6,752,065	5,361,226	(582,286)	(29,448)	483,426	24,012,578	1.29
Great-West S&P 500® Index Fund Institutional Class	18,183,368	194,782,478	30,762,624	32,255,352	17,086,989	9,818,469	5,652,590	203,108,219	10.94
Great-West S&P Mid Cap 400® Index Fund Institutional Class	8,746,918	83,678,233	19,206,645	16,285,168	3,582,131	956,941	1,704,063	87,556,651	4.72
Great-West S&P Small Cap 600® Index Fund Institutional Class	5,309,584	57,752,181	17,208,799	22,957,696	615,412	(659,606)	1,516,307	51,343,678	2.76
Great-West T. Rowe Price Equity Income Fund Institutional Class	5,840,154	53,669,603	13,079,700	16,952,643	(1,028,969)	2,355,916	2,031,564	52,152,576	2.81
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,958,151	37,541,001	12,455,335	10,340,629	(624,313)	3,232,299	499,981	42,888,006	2.31
					30,565,413	71,234,991	22,862,207	907,975,777	48.91
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	85,767,290	62,154,839	30,384,418	7,814,468	-	-	1,042,501	85,767,290	4.62
					0	0	1,042,501	85,767,290	4.62
				Total	$28,598,869	$79,309,756	$39,227,741	$1,507,140,368	81.18%

Annual Report - December 31, 2017

Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	900,917	$1,204,619	$ 8,957,838	$1,377,785	$ (13,409)	$ (9,743)	$ 150,279	$ 8,774,929	8.60%
Great-West Core Bond Fund Institutional Class	437,635	590,403	4,372,471	675,772	(9,296)	19,227	75,094	4,306,329	4.22
Great-West Loomis Sayles Bond Fund Institutional Class	369,273	510,684	3,615,418	557,495	5,646	5,957	89,767	3,574,564	3.51
Great-West Putnam High Yield Bond Institutional Class	289,718	469,150	3,134,452	763,218	13,315	(33,019)	121,444	2,807,365	2.75
Great-West Short Duration Bond Fund Institutional Class	121,475	124,130	1,232,606	152,484	(356)	(6,512)	15,973	1,197,740	1.17
Great-West Templeton Global Bond Fund Institutional Class	185,059	254,781	1,781,968	305,632	13,819	(28,571)	17,078	1,702,546	1.67
					9,719	(52,661)	469,635	22,363,473	21.92
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	48,907	90,649	583,191	136,413	12,422	29,894	-	567,321	0.56
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	232,976	365,347	2,607,026	544,157	34,854	(119,419)	218,293	2,308,797	2.26
Great-West International Index Fund Institutional Class	845,155	1,310,606	8,440,846	1,379,842	192,424	468,708	223,394	8,840,318	8.67
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	110,419	202,614	1,386,187	558,256	(7,359)	(99,715)	7,007	930,830	0.91
Great-West MFS International Growth Fund Institutional Class	199,767	294,898	1,933,958	297,941	49,959	68,751	32,615	1,999,666	1.96
Great-West MFS International Value Fund Institutional Class	422,938	720,559	4,662,249	765,210	94,649	250,425	79,591	4,868,023	4.77
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	587,582	870,200	6,166,732	975,603	135,116	261,057	64,386	6,322,386	6.20
Great-West Putnam Equity Income Fund Institutional Class	325,940	531,762	3,536,030	795,012	60,329	32,250	29,695	3,305,030	3.24
Great-West Real Estate Index Fund Institutional Class	149,001	206,006	1,423,734	269,530	(14,982)	(23,670)	18,394	1,336,540	1.31
Great-West S&P 500® Index Fund Institutional Class	1,150,295	1,934,133	12,636,637	2,235,755	190,462	513,778	282,054	12,848,793	12.60
Great-West S&P Mid Cap 400® Index Fund Institutional Class	557,461	839,130	5,773,962	1,006,896	44,111	(26,014)	86,925	5,580,182	5.47
Great-West S&P Small Cap 600® Index Fund Institutional Class	370,830	625,407	4,328,503	1,223,204	38,578	(144,783)	88,887	3,585,923	3.51
Great-West T. Rowe Price Equity Income Fund Institutional Class	374,046	538,657	3,722,159	823,719	30,712	(96,864)	104,581	3,340,233	3.27
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	320,260	381,520	2,915,214	414,001	24,290	(112,483)	29,199	2,770,250	2.72
					885,565	1,001,915	1,265,021	58,604,292	57.45

Annual Report - December 31, 2017

Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	2,780,093	$ 288,421	$ 2,820,869	$ 348,328	$ -	$ -	$ 19,131	$ 2,780,093	2.72%
					0	0	19,131	2,780,093	2.72
				Total	$895,284	$ 949,254	$1,753,787	$83,747,858	82.09%
Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	10,632,270	$ 84,080,435	$29,911,086	$10,999,884	$ (91,009)	$ 566,672	$ 2,455,057	$ 103,558,309	6.15%
Great-West Core Bond Fund Institutional Class	5,167,741	41,325,042	14,469,475	5,652,874	(129,318)	708,926	1,331,726	50,850,569	3.02
Great-West Loomis Sayles Bond Fund Institutional Class	4,331,888	35,434,724	9,791,606	4,776,233	(441,595)	1,482,581	1,395,657	41,932,678	2.49
Great-West Putnam High Yield Bond Institutional Class	3,302,953	31,967,186	6,735,948	7,357,293	(145,727)	659,772	1,748,934	32,005,613	1.90
Great-West Short Duration Bond Fund Institutional Class	990,089	5,424,668	5,141,705	782,072	(7,652)	(22,020)	170,214	9,762,281	0.58
Great-West Templeton Global Bond Fund Institutional Class	2,111,173	17,266,865	3,969,846	2,125,482	(233,579)	311,559	328,700	19,422,788	1.15
					(1,048,880)	3,707,490	7,430,288	257,532,238	15.29
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	899,085	10,147,867	1,794,128	2,524,526	378,001	1,011,922	-	10,429,391	0.62
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	4,258,893	40,659,029	11,640,574	10,017,069	435,386	(76,906)	4,408,495	42,205,628	2.51
Great-West International Index Fund Institutional Class	16,479,649	154,390,279	20,296,501	27,070,100	6,454,708	24,760,445	4,470,382	172,377,125	10.23
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	2,161,721	24,022,817	8,679,032	13,580,747	(1,178,216)	(897,798)	191,539	18,223,304	1.08
Great-West MFS International Growth Fund Institutional Class	3,876,515	34,819,654	5,431,858	7,832,297	596,854	6,384,698	650,491	38,803,913	2.30
Great-West MFS International Value Fund Institutional Class	8,246,529	84,856,344	13,636,980	16,123,672	4,214,354	12,547,899	1,678,811	94,917,551	5.64
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	10,952,203	96,643,462	25,894,970	22,273,909	3,037,706	17,581,186	1,326,502	117,845,709	7.00
Great-West Putnam Equity Income Fund Institutional Class	6,046,445	59,257,549	12,428,095	12,910,234	2,686,569	2,535,544	792,910	61,310,954	3.64
Great-West Real Estate Index Fund Institutional Class	2,485,179	20,146,879	6,673,513	4,467,882	(511,150)	(60,453)	444,152	22,292,057	1.32
Great-West S&P 500® Index Fund Institutional Class	21,389,148	214,838,367	35,660,705	26,278,026	15,614,987	14,695,740	6,537,295	238,916,786	14.18
Great-West S&P Mid Cap 400® Index Fund Institutional Class	10,298,701	92,287,490	22,913,011	12,344,281	4,771,157	233,773	1,973,589	103,089,993	6.12

Annual Report - December 31, 2017

Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
Great-West S&P Small Cap 600® Index Fund Institutional Class	7,355,717	$ 73,696,060	$24,168,315	$25,030,455	$ 1,449,419	$ (1,704,136)	$ 2,064,760	$ 71,129,784	4.22%
Great-West T. Rowe Price Equity Income Fund Institutional Class	6,869,868	59,232,689	15,730,959	15,081,021	(112,638)	1,465,293	2,354,587	61,347,920	3.64
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	5,850,197	41,518,413	15,403,325	9,397,955	(371,026)	3,080,420	586,958	50,604,203	3.00
					37,466,111	81,557,627	27,480,471	1,103,494,318	65.50
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	22,716,806	12,646,756	11,616,519	1,783,116	-	-	236,647	22,716,806	1.35
					0	0	236,647	22,716,806	1.35
				Total	$36,417,231	$85,265,117	$35,147,406	$1,383,743,362	82.14%
Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	267,553	$ 646,920	$2,760,240	$ 808,181	$ (13,517)	$ 6,984	$ 47,309	$ 2,605,963	4.10%
Great-West Core Bond Fund Institutional Class	130,162	318,022	1,347,804	392,884	(4,263)	7,847	23,914	1,280,789	2.01
Great-West Loomis Sayles Bond Fund Institutional Class	108,061	270,828	1,102,233	328,261	4,237	1,232	28,283	1,046,032	1.64
Great-West Putnam High Yield Bond Institutional Class	79,819	239,879	904,297	358,354	7,636	(12,375)	35,762	773,447	1.22
Great-West Short Duration Bond Fund Institutional Class	15,422	20,690	160,961	28,720	(117)	(865)	1,969	152,066	0.24
Great-West Templeton Global Bond Fund Institutional Class	52,247	128,828	512,568	149,147	7,921	(11,574)	5,581	480,675	0.76
					1,897	(8,751)	142,818	6,338,972	9.97
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	36,013	121,677	444,829	164,799	19,203	16,043	-	417,750	0.66
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	172,382	487,899	1,980,026	648,556	57,633	(111,060)	162,699	1,708,309	2.69
Great-West International Index Fund Institutional Class	690,738	1,955,580	7,110,384	2,153,622	336,835	312,782	182,429	7,225,124	11.36
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	94,359	310,415	1,240,359	657,619	6,745	(97,710)	6,466	795,445	1.25
Great-West MFS International Growth Fund Institutional Class	162,528	440,437	1,631,144	481,403	89,681	36,723	26,544	1,626,901	2.56
Great-West MFS International Value Fund Institutional Class	345,209	1,076,956	3,937,601	1,224,077	161,470	182,879	64,840	3,973,359	6.25

Annual Report - December 31, 2017

Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	438,206	$1,163,047	$4,743,586	$1,353,784	$ 202,064	$ 162,250	$ 48,750	$ 4,715,099	7.41%
Great-West Putnam Equity Income Fund Institutional Class	242,286	709,941	2,672,089	925,320	84,297	75	23,730	2,456,785	3.86
Great-West Real Estate Index Fund Institutional Class	95,084	236,124	948,516	327,192	(23,016)	(4,545)	13,079	852,903	1.34
Great-West S&P 500® Index Fund Institutional Class	859,612	2,579,271	9,661,490	2,963,119	267,414	324,221	221,199	9,601,863	15.10
Great-West S&P Mid Cap 400® Index Fund Institutional Class	412,509	1,111,396	4,405,083	1,338,992	86,464	(48,277)	67,401	4,129,210	6.49
Great-West S&P Small Cap 600® Index Fund Institutional Class	320,374	953,097	3,841,957	1,533,300	80,523	(163,734)	79,019	3,098,020	4.87
Great-West T. Rowe Price Equity Income Fund Institutional Class	276,891	712,399	2,818,064	974,640	44,917	(83,185)	81,093	2,472,638	3.89
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	236,901	500,457	2,251,685	614,859	47,477	(88,090)	21,627	2,049,193	3.22
					1,461,707	438,372	998,876	45,122,599	70.95
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	361,074	48,237	377,810	67,234	-	-	2,261	361,074	0.57
					0	0	2,261	361,074	0.57
				Total	$1,463,604	$ 429,621	$1,143,955	$51,822,645	81.49%
Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	3,088,292	$ 25,063,404	$ 8,297,265	$ 3,482,012	$ (45,241)	$ 201,311	$ 720,712	$ 30,079,968	3.11%
Great-West Core Bond Fund Institutional Class	1,503,886	12,313,129	4,036,373	1,765,141	(38,080)	213,878	393,673	14,798,239	1.53
Great-West Loomis Sayles Bond Fund Institutional Class	1,238,942	10,472,733	2,587,677	1,523,312	(145,985)	455,859	409,419	11,992,957	1.24
Great-West Putnam High Yield Bond Institutional Class	898,312	9,134,091	2,285,591	2,908,959	(40,617)	193,919	489,877	8,704,642	0.90
Great-West Short Duration Bond Fund Institutional Class	98,066	83,726	937,533	45,949	(214)	(8,379)	11,967	966,931	0.10
Great-West Templeton Global Bond Fund Institutional Class	586,960	4,924,656	1,329,137	967,642	(87,587)	113,881	94,582	5,400,032	0.56
					(357,724)	1,170,469	2,120,230	71,942,769	7.44
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	558,149	5,904,602	1,250,987	1,321,508	187,576	640,447	-	6,474,528	0.67

Annual Report - December 31, 2017

Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	2,615,241	$ 23,664,280	$ 7,558,263	$ 5,198,633	$ 213,110	$ (106,870)	$ 2,703,743	$ 25,917,040	2.68%
Great-West International Index Fund Institutional Class	11,123,798	99,970,777	16,501,313	17,262,204	3,142,143	17,145,039	3,028,287	116,354,925	12.03
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,535,939	15,977,857	6,364,488	8,765,253	(842,816)	(629,128)	131,230	12,947,964	1.34
Great-West MFS International Growth Fund Institutional Class	2,619,639	22,450,042	4,460,604	5,026,866	153,703	4,338,804	441,309	26,222,584	2.71
Great-West MFS International Value Fund Institutional Class	5,565,013	54,955,002	10,822,312	10,348,903	2,262,741	8,624,894	1,131,070	64,053,305	6.62
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	6,735,275	56,335,350	18,508,353	12,721,655	1,664,638	10,349,510	809,078	72,471,558	7.50
Great-West Putnam Equity Income Fund Institutional Class	3,727,194	34,519,907	8,382,373	6,666,887	1,468,827	1,558,355	471,225	37,793,748	3.91
Great-West Real Estate Index Fund Institutional Class	1,469,052	11,437,131	4,475,912	2,684,881	(289,816)	(50,769)	257,470	13,177,393	1.36
Great-West S&P 500® Index Fund Institutional Class	13,211,622	125,223,282	26,706,667	13,985,839	8,122,254	9,629,703	3,951,828	147,573,813	15.26
Great-West S&P Mid Cap 400® Index Fund Institutional Class	6,344,327	53,816,151	16,096,071	6,725,198	2,528,368	319,691	1,195,308	63,506,715	6.57
Great-West S&P Small Cap 600® Index Fund Institutional Class	5,237,318	49,174,205	17,841,326	15,279,615	775,315	(1,091,049)	1,449,734	50,644,867	5.24
Great-West T. Rowe Price Equity Income Fund Institutional Class	4,232,319	34,517,373	10,351,506	7,777,765	(22,936)	703,498	1,426,556	37,794,612	3.91
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,598,456	24,218,677	10,532,096	5,332,959	(263,582)	1,708,828	359,046	31,126,642	3.22
					19,099,525	53,140,953	17,355,884	706,059,694	73.02
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	2,127,040	251,052	1,971,570	107,106	-	-	11,524	2,127,040	0.22
					0	0	11,524	2,127,040	0.22
				Total	$18,741,801	$54,311,422	$19,487,638	$780,129,503	80.68%
Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	103,416	$129,386	$1,038,786	$159,492	$ (1,781)	$ (1,402)	$ 17,273	$ 1,007,278	2.84%
Great-West Core Bond Fund Institutional Class	50,285	63,460	509,414	80,321	(1,430)	2,254	8,699	494,807	1.39
Great-West Loomis Sayles Bond Fund Institutional Class	41,620	53,952	411,677	63,266	593	518	10,116	402,881	1.14

Annual Report - December 31, 2017

Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
Great-West Putnam High Yield Bond Institutional Class	29,906	$ 46,880	$ 342,854	$ 96,109	$ 1,736	$ (3,838)	$ 12,715	$ 289,787	0.82%
Great-West Short Duration Bond Fund Institutional Class	2,150	-	22,322	938	(4)	(187)	215	21,197	0.06
Great-West Templeton Global Bond Fund Institutional Class	20,325	26,431	201,785	38,084	1,667	(3,146)	1,875	186,986	0.53
					781	(5,801)	50,893	2,402,936	6.78
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	20,077	32,520	236,266	49,042	4,799	13,149	-	232,893	0.66
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	94,598	130,629	1,050,453	195,799	14,674	(47,820)	89,750	937,463	2.65
Great-West International Index Fund Institutional Class	415,954	579,780	4,194,490	645,512	88,651	222,119	110,573	4,350,877	12.28
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	59,644	94,160	742,779	279,269	(1,391)	(54,874)	3,670	502,796	1.42
Great-West MFS International Growth Fund Institutional Class	97,934	130,185	963,066	143,240	23,738	30,311	16,106	980,322	2.77
Great-West MFS International Value Fund Institutional Class	208,008	318,552	2,313,196	359,385	42,569	121,810	39,486	2,394,173	6.76
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	240,864	311,132	2,538,009	362,004	52,095	104,564	26,293	2,591,701	7.32
Great-West Putnam Equity Income Fund Institutional Class	133,182	189,962	1,425,065	279,217	23,001	14,659	11,723	1,350,469	3.81
Great-West Real Estate Index Fund Institutional Class	54,074	67,747	524,067	98,816	(5,161)	(7,958)	6,564	485,040	1.37
Great-West S&P 500® Index Fund Institutional Class	472,623	692,003	5,171,009	798,529	73,725	214,712	113,489	5,279,195	14.90
Great-West S&P Mid Cap 400® Index Fund Institutional Class	226,897	298,167	2,357,908	378,825	21,042	(6,010)	35,000	2,271,240	6.41
Great-West S&P Small Cap 600® Index Fund Institutional Class	202,125	289,922	2,298,199	557,027	25,346	(76,544)	48,173	1,954,550	5.52
Great-West T. Rowe Price Equity Income Fund Institutional Class	152,047	191,389	1,493,828	287,258	13,301	(40,183)	42,174	1,357,776	3.83
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	130,045	135,432	1,203,842	163,870	11,723	(50,515)	12,000	1,124,889	3.17
					388,112	437,420	555,001	25,813,384	72.87
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	45,917	-	47,804	2,056	-	-	169	45,917	0.13
					0	0	169	45,917	0.13
				Total	$388,893	$431,619	$606,063	$28,262,237	79.78%

Annual Report - December 31, 2017

Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,009,571	$ 7,694,248	$ 3,617,217	$1,549,884	$ (25,947)	$ 71,638	$ 230,194	$ 9,833,219	2.67%
Great-West Core Bond Fund Institutional Class	490,300	3,768,338	1,761,450	775,037	(15,837)	69,804	124,770	4,824,555	1.31
Great-West Loomis Sayles Bond Fund Institutional Class	407,084	3,202,570	1,266,935	676,827	(54,464)	147,897	131,615	3,940,575	1.07
Great-West Putnam High Yield Bond Institutional Class	292,641	2,788,981	1,080,138	1,092,277	(14,988)	58,847	157,300	2,835,689	0.77
Great-West Short Duration Bond Fund Institutional Class	18,673	-	196,791	10,906	(52)	(1,770)	2,085	184,115	0.05
Great-West Templeton Global Bond Fund Institutional Class	212,053	1,680,368	713,140	488,297	(37,708)	45,680	33,431	1,950,891	0.53
					(148,996)	392,096	679,395	23,569,044	6.40
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	203,111	1,965,728	688,199	523,917	61,521	226,074	-	2,356,084	0.64
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	947,667	7,868,056	3,630,871	2,064,767	39,196	(42,776)	972,310	9,391,384	2.55
Great-West International Index Fund Institutional Class	4,404,593	37,012,568	10,238,424	8,366,894	424,924	7,187,944	1,200,178	46,072,042	12.52
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	633,293	6,015,653	3,331,314	3,662,437	(261,194)	(345,870)	52,413	5,338,660	1.45
Great-West MFS International Growth Fund Institutional Class	1,037,799	8,331,343	2,506,531	2,186,831	(61,322)	1,737,322	175,093	10,388,365	2.82
Great-West MFS International Value Fund Institutional Class	2,201,841	20,337,860	5,928,654	4,274,656	721,124	3,351,335	446,005	25,343,193	6.88
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	2,442,795	18,691,229	8,712,457	4,636,396	504,258	3,517,184	291,729	26,284,474	7.14
Great-West Putnam Equity Income Fund Institutional Class	1,350,754	11,456,822	4,280,627	2,817,343	237,323	776,539	164,544	13,696,645	3.72
Great-West Real Estate Index Fund Institutional Class	566,809	4,122,246	2,279,846	1,290,964	(101,500)	(26,854)	96,699	5,084,274	1.38
Great-West S&P 500® Index Fund Institutional Class	4,785,632	41,670,665	14,285,669	5,829,211	2,690,197	3,328,384	1,404,214	53,455,507	14.52
Great-West S&P Mid Cap 400® Index Fund Institutional Class	2,298,895	17,887,404	8,059,484	3,226,819	636,284	291,872	425,035	23,011,941	6.25
Great-West S&P Small Cap 600® Index Fund Institutional Class	2,170,319	18,481,846	9,560,844	6,696,046	167,344	(359,661)	591,550	20,986,983	5.70
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,533,857	11,457,234	5,090,473	3,279,183	(245,990)	428,820	507,959	13,697,344	3.72
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,302,654	8,034,405	4,715,682	2,020,324	(125,338)	538,198	129,331	11,267,961	3.06
					4,686,827	20,608,511	6,457,060	266,374,857	72.35

Annual Report - December 31, 2017

Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	478,707	$ -	$ 504,769	$ 27,987	$ -	$ -	$ 1,925	$ 478,707	0.13%
					0	0	1,925	478,707	0.13
				Total	$4,537,831	$21,000,607	$7,138,380	$290,422,608	78.88%
3.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2017, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West Lifetime 2015 Fund	$219,876,890	$271,218,870
Great-West Lifetime 2020 Fund	122,675,932	29,565,396
Great-West Lifetime 2025 Fund	389,919,000	420,396,327
Great-West Lifetime 2030 Fund	104,353,820	20,276,316
Great-West Lifetime 2035 Fund	364,306,625	354,403,817
Great-West Lifetime 2040 Fund	66,983,577	23,590,567
Great-West Lifetime 2045 Fund	221,425,173	197,876,253
Great-West Lifetime 2050 Fund	36,280,523	6,998,484
Great-West Lifetime 2055 Fund	115,335,546	82,107,108
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2017

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Great-West Lifetime 2015 Fund, Great-West Lifetime 2020 Fund, Great-West Lifetime 2025 Fund, Great-West Lifetime 2030 Fund, Great-West Lifetime 2035 Fund, Great-West Lifetime 2040 Fund, Great-West Lifetime 2045 Fund, Great-West Lifetime 2050 Fund, and Great-West Lifetime 2055 Fund (collectively the "Funds"), of Great-West Funds, Inc. as of December 31, 2017, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended (as to Great-West Lifetime 2020 Fund, Great-West Lifetime 2030 Fund, Great-West Lifetime 2040 Fund, and Great-West Lifetime 2050 Fund, the statements of changes in net assets and the financial highlights for the year then ended and for the period from April 28, 2016 (commencement of operations) to December 31, 2016), and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2017, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2018
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
The Funds intend to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
	Foreign Tax Credits	Gross Income from Foreign Countries
Great-West Lifetime 2015 Fund	$189,817	$2,631,974
Great-West Lifetime 2020 Fund	24,467	338,325
Great-West Lifetime 2025 Fund	494,891	6,825,228
Great-West Lifetime 2030 Fund	32,958	453,198
Great-West Lifetime 2035 Fund	645,265	8,848,738
Great-West Lifetime 2040 Fund	27,187	371,672
Great-West Lifetime 2045 Fund	440,292	6,001,493
Great-West Lifetime 2050 Fund	16,556	224,924
Great-West Lifetime 2055 Fund	176,216	2,387,170
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2017, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Great-West Lifetime 2015 Fund	29%
Great-West Lifetime 2020 Fund	17%
Great-West Lifetime 2025 Fund	36%
Great-West Lifetime 2030 Fund	22%
Great-West Lifetime 2035 Fund	49%
Great-West Lifetime 2040 Fund	20%
Great-West Lifetime 2045 Fund	54%
Great-West Lifetime 2050 Fund	24%
Great-West Lifetime 2055 Fund	52%

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 74	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	58	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 74	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	58	Director, Guaranty Bancorp
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 63	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	58	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 58	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	58	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 54	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, Roubaix Capital LLC; and Sole Member, Fios Companies LLC	58	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 55	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and Advised Assets Group, LLC ("AAG"); formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	58	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 55	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	58	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 61	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 43	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 50	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 36	Counsel & Assistant Secretary	Since 2015	Senior Counsel, Products, GWL&A; Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 50	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 42	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, the sub-adviser of the Great-West MFS International Growth and Great-West MFS International Value Funds, (ii) a mutual fund advised by Invesco Advisers, Inc., the sub-adviser of the Great-West Invesco Small Cap Value Fund, (iii) a mutual fund advised by T. Rowe Price Associates, Inc., the sub-adviser of the Great-West T. Rowe Price Equity Income and Great-West T. Rowe Price Mid Cap Growth Funds, and (iv) a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, a sub-adviser of the Great-West Goldman Sachs Mid Cap Value Fund. ICAP previously was a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of Franklin Advisers, Inc., the sub-adviser of the Great-West Templeton Global Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund, and receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or Officer and any person(s) pursuant to which s/he was elected as Director or Officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $866,000 for fiscal year 2016 and $834,600 for fiscal year 2017.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2016 and $50,000 for fiscal year 2017. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2016 and $0 for fiscal year 2017.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2016 equaled $1,186,300 and for fiscal year 2017 equaled $1,480,500.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:March 28, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:March 28, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:March 28, 2018